As filed with the Securities and Exchange Commission on March 10, 1998
                                         Securities Act File No. 333-39241

                                    Investment Company Act File No. 811-____

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form N-2

           Registration Statement Under The Securities Act of 1933        /x/

                         Pre-Effective Amendment No. 1  /x/
                         Post-Effective Amendment No. / /
                                    and/or
       Registration Statement Under The Investment Company Act of 1940    /x/
                                Amendment No. 1  /x/

                       (check appropriate box or boxes)

                      XYZ Exchangeable Securities Trust
              (Exact Name of Registrant as Specified in Charter)

                           c/o Puglisi & Associates
                              850 Library Avenue
                                  Suite 204
                            Newark, Delaware 19715
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (302) 738-6680

                              RL&F Service Corp.
                              One Rodney Square
                                  10th Floor
                            10th and King Streets
                          Wilmington, Delaware 19801
                   (Name and Address of Agent for Service)

                                  Copies to:

                          Michael L. Fitzgerald, Esq.
                               Brown & Wood LLP
                            One World Trade Center
                         New York, New York  10048-0557

    Approximate date  of proposed  public offering:   As soon as  practicable
after the effective date of this Registration Statement.

    If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. / /

    If this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. / /

    If this form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. / /

    If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box. / /

    The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.


                                           CROSS-REFERENCE SHEET*

Item Number in Form N-2                                           Caption in Prospectus
-----------------------                                           ---------------------

PART A - INFORMATION REQUIRED IN A PROSPECTUS
1.  Outside Front Cover   . . . . . . . . . . . .  Front Cover Page
2.  Inside Front and Outside
       Back Cover Page  . . . . . . . . . . . . .  Front Cover Page; Inside Front Cover Page;
                                                   Underwriting
3.  Fee Table and Synopsis  . . . . . . . . . . .  Prospectus Summary; Fee Table
4.  Financial Highlights  . . . . . . . . . . . .  Not Applicable
5.  Plan of Distribution  . . . . . . . . . . . .  Front Cover Page; Prospectus Summary; Net Asset
                                                   Value; Underwriting
6.  Selling Shareholders  . . . . . . . . . . . .  Not Applicable
7.  Use of Proceeds   . . . . . . . . . . . . . .  Use of Proceeds; Investment Objective and Policies
8.  General Description of the Registrant   . . .  Front Cover Page; Prospectus Summary; The Trust;
                                                   Investment Objective and Policies; Investment
                                                   Restrictions; Risk Factors; Dividends and
                                                   Distributions; Additional Information.
9.  Management  . . . . . . . . . . . . . . . . .  Trustees and Officers; Management Arrangements
10. Capital Stock, Long-Term Debt and Other
       Securities   . . . . . . . . . . . . . . .  Description of Exchangeable Securities
11. Defaults and Arrears on Senior Securities   .  Not Applicable
12. Legal Proceedings   . . . . . . . . . . . . .  Not Applicable
13. Table of Contents of the Statement of
    Additional
       Information  . . . . . . . . . . . . . . .  Not Applicable

PART B - INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

14. Cover Page  . . . . . . . . . . . . . . . . .  Not Applicable
15. Table of Contents   . . . . . . . . . . . . .  Not Applicable
16. General Information and History   . . . . . .  The Trust
17. Investment Objective and Policies   . . . . .  Prospectus Summary; Investment Objective and
                                                   Policies; Investment Restrictions
18. Management  . . . . . . . . . . . . . . . . .  Trustees; Management Arrangements; Underwriting;
                                                   Legal Matters; Experts
19. Control Persons and Principal Holders
       of Securities  . . . . . . . . . . . . . .  Management Arrangements
20. Investment Advisory and Other Services  . . .  Management Arrangements
21. Brokerage Allocation and Other Practices  . .  Investment Objective and Policies
22. Tax Status  . . . . . . . . . . . . . . . . .  Certain United States Federal Income Tax
                                                   Considerations
23. Financial Statements  . . . . . . . . . . . .  Experts; Independent Auditor's Report; Statement
                                                   of Assets, Liabilities and Capital
PART C - OTHER INFORMATION

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

---------------------------
     *Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additinal Information has been incuded in Part A: The Prospectus.


Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


PROSPECTUS                  SUBJECT TO COMPLETION
----------

                PRELIMINARY PROSPECTUS DATED MARCH 10, 1998


                      1,000,000 Exchangeable Securities
                      XYZ Exchangeable Securities Trust

 (Exchangeable for Shares of Common Stock of XYZ Company, par value $     per
share)

    Each of the Exchangeable Securities offered hereby (the "Exchangeable Securities") of XYZ Exchangeable Securities Trust (the "Trust") represents a proportionate share of beneficial interest in the Trust, which entitles the holder to receive an annual distribution of $ , and will be exchanged for
between           shares and one  share of Common Stock, par  value $     per
share (the "XYZ Common Stock"), of XYZ Company (the "Company") (or, in certain circumstances, cash with an equal value) per Exchangeable Security
upon conclusion  of the term of the Trust on            , 2001 (the "Exchange
Date").  The annual distribution of  $          per Exchangeable Security  is
payable quarterly on each       ,       ,       and       , commencing      ,
1998.  The Exchangeable Securities are not subject to redemption.


    The Trust is a newly created Delaware business trust established to purchase and hold (i) a series of zero-coupon U.S. Government securities ("U.S. Treasury Securities") maturing on a quarterly basis through the Exchange Date and (ii) a forward purchase contract (the "Contract") with an existing stockholder (the "Contracting Stockholder") of the Company relating to shares of XYZ Common Stock. The Trust's investment objective is to distribute to holders of Exchangeable Securities on a quarterly basis $
per Exchangeable Security and, on the Exchange Date, a number of shares of XYZ Common Stock (or, under certain circumstances, cash with an equal value) per Exchangeable Security determined in accordance with the following formula (the "Exchange Rate Formula"), subject to certain adjustments: (a) if the
Exchange  Price is greater than or  equal to $       per  share of XYZ Common
Stock (the "Threshold Appreciation Price"),        shares of XYZ Common Stock
per Exchangeable Security, (b) if the Exchange Price is less than the Threshold Appreciation Price but is greater than the Initial Price, a fractional share of XYZ Common Stock per Exchangeable Security so that the value thereof (determined based on the Exchange Price) equals the Initial Price and (c) if the Exchange Price is less than or equal to the Initial Price, one share of XYZ Common Stock per Exchangeable Security. The "Exchange Price" means the average Closing Price (as defined herein) per share of XYZ Common Stock on the 20 Trading Days (as defined herein) immediately prior to the second Trading Day preceding the Exchange Date. The "Initial Price" is $ , which amount is equal to the last reported sale
price of the XYZ Common Stock on the New  York Stock Exchange on            ,
1998. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of Exchangeable Securities will receive cash in lieu thereof. Pursuant to the terms of the Contract, the Contracting Stockholder is obligated to deliver to the Trust on the Business Day immediately preceding the Exchange Date a number of shares of XYZ Common Stock equal to the number required by the Trust in order to exchange all of the Exchangeable Securities on the Exchange Date in accordance with the Trust's investment objective. In lieu of delivering shares of XYZ Common Stock on the Business Day immediately preceding the Exchange Date, the Contracting Stockholder has the right to satisfy its obligation under the Contract by delivering at such time cash in an amount equal to the value of such number of shares at the Exchange Price. Such right, if exercised by the Contracting Stockholder, must be exercised with respect to all shares of XYZ Common Stock then deliverable pursuant to the Contract. In the event that the Contracting Stockholder elects to satisfy its obligations under the Contract by delivering cash, holders of the Exchangeable Securities will receive cash instead of XYZ Common Stock on the Exchange Date. As described herein, the Exchange Price will represent a determination of the value of a share of XYZ Common Stock immediately prior to the Exchange Date. Accordingly, there can be no assurance that the amount receivable by holders of the Exchangeable Securities on the Exchange Date will be equal to or greater than the issue price of the Exchangeable Securities. If the Exchange Price of the XYZ Common Stock is less than the Initial Price, such amount receivable on the Exchange Date will be less than the issue price paid for the Exchangeable Securities, in which case an investment in Exchangeable Securities will result in a loss. See "Investment Objectives and Policies--General" and "-- The Contract."


    The Contract provides that, from and after a Tax Event (as defined herein), the Contracting Stockholder's obligations thereunder may be accelerated, at the option of the Contracting Stockholder, in whole but not in part, at the Tax Event Acceleration Price (as defined herein). In such event, the U.S. Treasury Securities will be sold by the Trust, and the proceeds therefrom will be distributed along with the Tax Event Acceleration Price received under the Contract, after providing for any expenses of the Trust. See "Investment Objective and Policies-- The Contract--Acceleration Upon Tax Event."

    In the event of a consolidation or merger of the Company or any successor thereto into another entity, or the liquidation of the Company or any such successor, or certain related events, in the event that the Contracting Stockholder exercised its option to accelerate the Contract upon the occurrence of a Tax Event or upon the occurrence of certain defaults by the Contracting Stockholder under the Contract or the collateral arrangements described herein, the Contract would be accelerated, the Trust's assets (other than assets received pursuant to the Contract) would, after satisfaction of the liabilities of the Trust as provided by applicable law, be liquidated, the net assets of the Trust would be distributed pro rata to the holders of the Exchangeable Securities and the term of the Trust would expire. See "Investment Objective and Policies--The Contract--Reorganization Events Causing a Termination of the Trust", "--Acceleration Upon Tax Event" and "--Collateral Arrangements; Acceleration."

    See "Risk Factors," beginning on page 22 of this Prospectus, for certain considerations relevant to an investment in the Exchangeable Securities.

    Reference is made to the accompanying prospectus of the Company with respect to the shares of XYZ Common Stock which may be received by a holder of Exchangeable Securities on the Exchange Date or upon earlier termination of the Trust. The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the Exchangeable Securities and will have no obligations with respect to the Exchangeable Securities.

    Application will be made to list the Exchangeable Securities on the  (New
York Stock Exchange (the "NYSE")).   Prior to the offering there has  been no
public  market  for  the  Exchangeable  Securities.


   Shares of closed-end investment companies have in the past frequently traded at a discount from their net asset values and initial public offering prices. The risk of loss associated with this characteristic of closed-end investment companies may be greater for investors expecting to sell shares of a closed-end investment company soon after the completion of an initial public offering.

                                                (continued on following page)

                               -------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
           PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
          ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

---------------------------------------------------------------------------------------------------------
                                                Price to             Sales             Proceeds to
                                                 Public             Load(1)           the Trust(2)
---------------------------------------------------------------------------------------------------------
Per Exchangeable Security . . . . . . . .          $                   $                    $
---------------------------------------------------------------------------------------------------------
Total(3)  . . . . . . . . . . . . . . . .        $                   $                 $
---------------------------------------------------------------------------------------------------------

(1) The Company and the Contracting Stockholder have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended. See "Underwriting."
(2)          Before deducting estimated  expenses of $          payable by the
             Trust.
(3) The Trust has granted the Underwriters an option, exercisable for 30 days from the date hereof, to purchase up to an
             additional              Exchangeable  Securities  to cover  over-
             allotments, if any. If all such Exchangeable Securities are purchased, the total Price to Public, Sales Load and Proceeds to
             the Trust will be $       , $       and $         , respectively.
             See "Underwriting."



    The Exchangeable Securities are offered by the several Underwriters, subject to prior sale, when, as and if issued to and accepted by them, and subject to approval of certain legal matters by counsel for the Underwriters and certain other conditions. The Underwriters reserve the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that delivery of the Exchangeable Securities will be made through the facilities of The Depository Trust Company on or about
    , 1998.


                         ___________________________

                           PaineWebber Incorporated
                         ___________________________



          The date of this Prospectus is                    , 1998.


(continued from previous page)

    The Exchangeable Securities are designed to provide investors with a current distribution yield that is higher than the current dividend yield on the XYZ Common Stock, while also providing the opportunity for investors to share in the appreciation, if any, of the value of the XYZ Common Stock above the Threshold Appreciation Price. However, the opportunity for equity appreciation afforded by an investment in the Exchangeable Securities is less than that afforded by a direct investment in the XYZ Common Stock because the value of the XYZ Common Stock receivable by a holder of a Exchangeable Securities upon exchange on the Exchange Date will exceed the issue price of such Exchangeable Securities only if the Exchange Price exceeds the Threshold Appreciation Price, which represents an appreciation of % over the Initial Price. In addition, because each Exchange Security will entitle the holder
to  receive only           shares  of XYZ Common Stock  if the Exchange Price
exceeds  the  Threshold  Appreciation  Price,  holders  of  the  Exchangeable
Securities  will be entitled  to receive upon  exchange only        %  of any
appreciation  of  the  value of  the  XYZ  Common Stock  above  the Threshold
Appreciation Price. Holders of Exchangeable Securities will realize the entire decline in value if the Exchange Price is less than the Initial Price. There can be no assurance that the distribution yield on the Exchangeable Securities will be higher than the dividend yield on the XYZ Common Stock over the term of the Trust.

    The Exchangeable Securities may be a suitable investment for investors who are able to understand the special nature of the Trust and the economic characteristics of the Contract and the U.S. Treasury Securities held by the Trust.

    The Trust has adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that, except under limited circumstances, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. As a result, the Trust will continue to hold the Contract despite any significant decline in the market price of the XYZ Common Stock or adverse changes in the financial condition of the Company. The Trust will not be managed like a typical closed-end investment company. The Trust will be treated as a grantor trust for United States Federal income tax purposes and each holder of Exchangeable Securities will be treated as the owner of its pro rata portion of the Contract and the U.S. Treasury Securities. The U.S. Treasury Securities held by the Trust will be treated for United States Federal income tax purposes as having original issue discount and holders of Exchangeable Securities will be required to recognize currently as income their pro rata portion of such original issue discount as it accrues over the term of the Trust. The quarterly cash distributions paid to the holders of Exchangeable Securities, which distributions are anticipated to exceed the currently includable original issue discount, will be treated as tax-free return of the holders' costs of the U.S. Treasury Securities and any previously included original issue discount, and therefore will not be considered current income to holders upon receipt thereof for United States Federal income tax purposes. Although under current law holders of Exchangeable Securities should not recognize income, gain or loss with respect to the Contract over its term, holders will recognize taxable gain or loss upon receipt of cash, if any, upon dissolution of the Trust. For a discussion of certain United States Federal income tax considerations for holders of the Exchangeable Securities, see "Certain United States Federal Income Tax Considerations."

    This Prospectus sets forth concisely information about the Trust that a prospective investor ought to know before investing and should be read and retained for future reference.

                               -------------------------


    Certain  persons   participating   in  this   offering   may  engage
in transactions that stabilize or maintain the market price of the Exchangeable Securities or the XYZ Common Stock at levels above those
which might otherwise previal in the open market.   Such transactions  may
include   stabilizing  the  purchase  of  Exchangeable  Securities  to cover syndicate short provisions and the imposition of penalty bids. Such transactions may be effected on the (New York Stock Exchange) (with
respect to the Exchangeable Securities), the          (with respect to the
                                             ---------
XYZ Common Stock) or otherwise. any stabilizing, if commenced, may be discontinued at any time.


                              PROSPECTUS SUMMARY

    The following summary should be read in conjunction with the more detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the information contained in this Prospectus assumes that the Underwriters' over-allotment option is not exercised.

The Trust

    XYZ Exchangeable Securities Trust (the "Trust") is a newly created Delaware business trust that will be registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The term of the Trust will expire
on or shortly  after           , 2001 (the "Exchange Date"),  except that the
Trust may be dissolved prior to such date under certain limited circumstances. The Trust will be treated as a grantor trust for United States Federal income tax purposes.

The Offering


    The   Trust  is   offering   1,000,000   Exchangeable  Securities,
each representing a proportionate share of beneficial interest in the Trust,
at an initial  public offering price  of $        per  Exchangeable Security
(which amount is  equal to the last reported  sale price of the XYZ  Common
Stock on the (New  York Stock Exchange) on                    , 1998,
the date of the offering (the "Offering")). The Underwriters have been granted an option, exercisable for 30 days from the date of this
Prospectus,  to purchase up to an  aggregate of            additional
Exchangeable Securities to cover over- allotments, if any.  See
"Underwriting."


The Company

    The Company is (DESCRIPTION).

    Reference is made to the accompanying prospectus of the Company with respect to the shares of XYZ Common Stock which may be received by a holder of Exchangeable Securities on the Exchange Date or upon earlier dissolution of the Trust. The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the Exchangeable Securities and will have no obligations with respect to the Exchangeable Securities. The prospectus of the Company is being attached hereto and delivered to prospective purchasers of Exchangeable Securities together with this Prospectus for convenience of reference only. The prospectus of the Company does not constitute a part of this Prospectus, nor is it incorporated by reference herein.

Investment Objective and Policies

    The Trust will purchase and hold a series of zero-coupon U.S. Government securities ("U.S. Treasury Securities") maturing on a quarterly basis through the Exchange Date, and a forward purchase contract (the "Contract") with an existing stockholder (the "Contracting Stockholder") of the Company relating to shares of XYZ Common Stock. The Trust's investment objective is to distribute to holders of the Exchangeable Securities ("Holders") on a
quarterly basis $         per  Exchangeable Security (which amount equals the
pro rata portion of the fixed quarterly distributions from the proceeds of the maturing U.S. Treasury Securities held by the Trust) and, on the Exchange Date, a number of shares (such number of shares being hereinafter referred to as the "Exchange Amount") of XYZ Common Stock (or, under certain circumstances, cash with an equal value) per Exchangeable Security determined in accordance with the following formula (the "Exchange Rate Formula"), subject to certain adjustments: (a) if the Exchange Price is greater than or
equal to $        per share of XYZ Common  Stock (the "Threshold Appreciation
Price"),        shares of  XYZ Common Stock per Exchangeable Security, (b) if
the  Exchange Price  is less  than  the Threshold  Appreciation Price  but is
greater than  $       (the "Initial Price"), a fractional share of XYZ Common
Stock per Exchangeable Security so that the value thereof (determined based on the Exchange Price) equals the Initial Price and (c) if the Exchange Price is less than or equal to the Initial Price, one share of XYZ Common Stock per Exchangeable Security. The "Exchange Price" means the average Closing Price (as defined herein) per share of XYZ Common Stock on the 20 Trading Days (as defined herein) immediately prior to the second Trading Day preceding the
Exchange Date. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of Exchangeable Securities will receive cash in lieu thereof. See "Investment Objective and Policies--General" and "--Fractional Interests."

    The  Contract  is  a commercial  transaction  entered  into  between  the
Contracting Stockholder and the Trust. Pursuant to the terms of the Contract, the Contracting Stockholder is obligated to deliver to the Trust on the Business Day (as defined herein) immediately preceding the Exchange Date a number of shares of XYZ Common Stock equal to the number required by the Trust in order to exchange all of the Exchangeable Securities (including any Exchangeable Securities issues pursuant to the over-allotment option granted by the Trust to the Underwriters and Exchangeable Securities issued in connection with the formation of the Trust) on the Exchange Date in accordance with the Trust's investment objective. In lieu of delivering shares of XYZ Common Stock immediately prior to the Exchange Date, the Contracting Stockholder has the right to satisfy its obligation under the Contract by delivering at such time cash in an amount equal to the value of such number of shares at the Exchange Price. Such right, if exercised by the Contracting Stockholder, must be exercised with respect to all shares of XYZ Common Stock then deliverable pursuant to the Contract. In the event that the Contracting Stockholder elects to satisfy its obligations under the Contract by delivering cash, unless prohibited by applicable law then in effect, Holders of the Exchangeable Securities will receive cash instead of XYZ Common Stock on the Exchange Date. See "Investment Objective and Policies--The Contract."


    Holders of the Exchangeable Securities will receive  distributions at
the rate per Exchangeable Security of $        per annum, or $       per
quarter, payable quarterly on each       ,        ,        and       (or,
if any such date  is  not a  Business Day  (as  defined herein),  on the
next succeeding Business Day), to Holders of record as of each       ,
,         and      , respectively.  The first distribution (in respect of
the period from        , 1998 until         , 1998) will be payable
on           , 1998 to Holders of record as of                , 1998, and
will equal $     per Exchangeable Security.  See "Investment Objective and
Policies--Trust Assets."


    On  the Exchange  Date,  each outstanding  Exchangeable Security  will be
exchanged for  between         shares and one share  of XYZ Common Stock (or,
pursuant to the right of the Contracting Stockholder, cash with an equal value), depending on the Exchange Price. As described herein, the Exchange Price will represent a determination of the value of a share of XYZ Common Stock immediately prior to the Exchange Date. Accordingly, there can be no assurance that the amount receivable by Holders of the Exchangeable Securities on the Exchange Date will be equal to or greater than the issue price of the Exchangeable Securities. If the Exchange Price of the XYZ Common Stock is less than the Initial Price, such amount receivable on the Exchange Date will be less than the issue price paid for the Exchangeable Securities, in which case an investment in Exchangeable Securities will result in a loss. The number of shares of XYZ Common Stock distributable to Holders on the Exchange Date, as determined pursuant to the Exchange Rate Formula, will be subject to adjustment in the event of certain dividends or distributions, subdivisions, splits, combinations, issuances of certain rights or warrants or distributions of certain assets with respect to the XYZ Common Stock. In the event of a consolidation or merger of the Company or any successor thereto into another entity, or the liquidation of the Company or any such successor, or certain related events, in the event that the Contracting Stockholder exercises its option to accelerate the Contract upon the occurrence of a Tax Event or upon the occurrence of certain defaults by the Contracting Stockholder under the Contract or the collateral arrangements described herein, the Contract would be accelerated, the Trust's assets (other than assets received pursuant to the Contract) would be liquidated, the net assets of the Trust would be distributed pro rata to the Holders of the Exchangeable Securities and the terms of the Trust would expire. See "Investment Objective and Policies--The Contract--Dilution Adjustments," "-- Reorganization Events Causing a Termination of the Trust," "--Acceleration Upon Tax Event" and "--Collateral Arrangements; Acceleration."

Trust Assets

    The Trust's assets will primarily consist of: (i) a series of zero-coupon U.S. Treasury Securities with face amounts and maturities corresponding to the amounts and payment dates of the distributions payable with respect to the Exchangeable Securities, comprising approximately ____% of the initial assets of the Trust, and (ii) the Contract with the Contracting Stockholder relating to shares of XYZ Common Stock, comprising approximately ___% of the initial assets of the Trust.

    Pursuant to the terms of the Contract, the Contracting Stockholder is obligated to deliver to the Trust on the Business Day immediately preceding the Exchange Date an aggregate number of shares of XYZ Common Stock equal to the product of the Exchange Amount and the aggregate number of Exchangeable Securities then outstanding. In lieu of delivering shares of XYZ Common Stock on the Business Day immediately preceding the Exchange Date, the Contracting Stockholder has the right to satisfy its obligation under the Contract by delivering at such time cash in an amount equal to the value of such number of shares at the Exchange Price. Such right, if exercised by the Contracting Stockholder, must be exercised with respect to all shares of XYZ Common Stock then deliverable pursuant to the Contract.

    The Contract provides that, from and after a Tax Event (as defined herein), the Contracting Stockholder's obligations thereunder may be accelerated, at the option of the Contracting Stockholder, in whole but not in part, at the Tax Event Acceleration Price (as defined herein). In such event, the U.S. Treasury Securities will be sold by the Trust, and the proceeds therefrom will be distributed along with the Tax Event Acceleration Price received under the Contract after providing for any expenses of the Trust. See "Investment Objective and Policies--The Contract--Acceleration Upon Tax Event."


    The  purchase price  under the Contract  is equal  to $            in
the aggregate (assuming the Underwriters' over-allotment option is not exercised) and is payable to the Contracting Stockholder by the Trust on or
about           , 1998.  No other consideration is payable by the
Trust to the Contracting Stockholder in connection with its acquisition of the Contract or the performance of the Contract by the Contracting Stockholder. See "Investment Objective and Policies--The Contract."


    The obligations of the Contracting Stockholder under the Contract will be secured by a pledge of the maximum number of shares of XYZ Common Stock deliverable by the Contracting Stockholder pursuant to the Contract (subject to adjustment in accordance with the dilution adjustment provisions of the Contract, as described herein). See "Investment Objective and Policies--The Contract--Collateral Arrangements; Acceleration."

Relationship to XYZ Common Stock


    Holders  of the Exchangeable Securities will receive distributions at
the rate of     % of the issue price per annum.   The Exchangeable
Securities are designed  to provide  investors with  a  current distribution yield that is higher than the current dividend yield on the XYZ Common Stock. The distribution yield does not represent payment of dividends on XYZ Common Stock. Any future determination as to the payment of dividends on the XYZ Common Stock will be at the discretion of the Company's Board of Directors and will depend upon the Company's operating results, financial condition and capital requirements, contractual restrictions, general business conditions and such other factors as the Company's Board
of Directors deems relevant.   There can be no  assurance that the
distribution yield on the Exchangeable Securities will be higher than the dividend yield on the XYZ Common Stock over the term of the Trust.
Holders of Exchangeable Securities will not be entitled to receive any future dividends on the XYZ Common Stock unless and until such time, if any, as the Trust shall have delivered XYZ Common Stock in exchange for Exchangeable Securities on the Exchange Date or upon earlier dissolution of the Trust, and unless the applicable record date for determining stockholders entitled to receive such dividends occurs after such delivery. See "Risk Factors--No Stockholder Rights."


    The opportunity for equity appreciation afforded by an investment in the Exchangeable Securities is less than that afforded by a direct investment in the XYZ Common Stock because the value of the XYZ Common Stock receivable by a Holder of a Exchangeable Securities upon exchange on the Exchange Date will exceed the issue price of such Exchangeable Securities only if the Exchange Price exceeds the Threshold Appreciation Price, which represents an appreciation of % over the Initial Price. Moreover, each Exchangeable Security will entitle the Holder to receive on the Exchange Date only
% (the percentage equal to the Initial Price divided by the Threshold Appreciation Price) of any appreciation of the value of XYZ Common Stock above the Threshold Appreciation Price. Holders of Exchangeable Securities will realize the entire decline in value if the Exchange Price is less than the Initial Price. See "Risk Factors--Limitations on Opportunity for Equity Appreciation; Potential Losses."

Dilution

    The number of shares of XYZ Common Stock (or amount of cash) that Holders of Exchangeable Securities are entitled to receive upon exchange on the Exchange Date will not be adjusted for certain events, such as offerings of XYZ Common Stock by the Company for cash or in connection with acquisitions. The Company is not restricted from issuing additional shares of XYZ Common Stock during the term of the Trust. In addition, principal stockholders of the Company (including the beneficial owners of the Contracting Stockholders) are not precluded from selling shares of XYZ Common Stock, either pursuant to Rule 144 under the Securities Act of 1933, as amended (the "Securities Act"), or by causing the Company to register such shares. Neither the Company nor any Stockholder of the Company has any obligation to consider the interests of Holders of Exchangeable Securities for any reason. Additional issuances of shares of XYZ Common Stock may materially and adversely affect the price of XYZ Common Stock and, because of the relationship of the number of shares of XYZ Common Stock (or amount of cash) to be received on the Exchange Date to the price of the XYZ Common Stock, such other events may materially and adversely affect the trading price of the Exchangeable Securities. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of, or that principal stockholders will not sell any, XYZ Common Stock in the future, or as to the amount of any such offerings or sales. See "Risk Factors--Dilution Adjustments".

Term of the Trust

    The Trust will dissolve on or shortly after the Exchange Date, except if terminated earlier under certain limited circumstances. On or shortly after the Exchange Date, the shares of XYZ Common Stock (or cash) to be exchanged for the Exchangeable Securities and any other remaining Trust assets, net of any remaining Trust expenses or liabilities, if any, will be distributed pro rata to Holders. In the event that a Reorganization Event (as defined below) shall have occurred, the Contracting Stockholder shall have exercised its option to accelerate the Contract upon the occurrence of a Tax Event or certain defaults shall have occurred with respect to the Contracting Stockholder under the Contract or the collateral arrangements described herein, the Contract would accelerate, the Trust's assets (other than assets received pursuant to the Contract) would, after satisfaction of the liabilities of the Trust as provided by applicable law, be liquidated, the net assets of the Trust would be distributed pro rata to the Holders and the term of the Trust would expire. See "Investment Objective and Policies--The Contract," "--Acceleration Upon Tax Event," "--Trust Dissolution" and "Risk Factors--Limited Term."

Certain United States Federal Income Tax Considerations

    The Trust will be taxable as a grantor trust for United States Federal income tax purposes. Accordingly, each Holder will be treated for United States Federal income tax purposes as the owner of its pro rata portion of the U.S. Treasury Securities and the Contract, and income received (including original issue discount treated as received) by the Trust will generally be treated as income of the Holders. See "Certain United States Federal Income Tax Considerations."

    The U.S. Treasury Securities held by the Trust will be treated for United States Federal income tax purposes as having "original issue discount" which will accrue over the term of the U.S. Treasury Securities. It is currently anticipated that each quarterly cash distribution to the Holders will be treated as a tax-free return of the Holders' costs of the U.S. Treasury Securities and any previously included original issue discount, and therefore will not be considered current income to Holders upon receipt thereof for United States Federal income tax purposes. However, a Holder (whether on the cash or accrual method of tax accounting) must recognize currently as income original issue discount on the U.S. Treasury Securities as it accrues. See "Certain United States Federal Income Tax Considerations."

    Under existing law, a Holder should not recognize income, gain or loss upon the Trust's entry into the Contract or over the term of the Contract. In general, the delivery of XYZ Common Stock pursuant to the Contract will not be taxable to the Holders. A Holder will have taxable gain or loss upon receipt of cash, if any, upon dissolution of the Trust or to the extent that the Contracting Stockholder satisfies its obligation under the Contract with cash. In general, each Holder's initial tax basis in any XYZ Common Stock received from the Trust on the Exchange Date or upon earlier dissolution of the Trust will be equal to its basis in its pro rata portion of the Contract less the portion of such basis allocable to any cash that is received under the Contract. See "Certain United States Federal Income Tax Considerations."

Management Arrangements

    The Trust will be internally managed and will not have an investment adviser. The Trust's portfolio will not be actively managed. The administration of the Trust will be overseen by the Trustees. The day-to-day
administration of the Trust  will be carried out by                   (or its
successor) as trust administrator (the "Administrator").                  (or
its successor) will also act as custodian for the Trust's assets (the "Custodian") and as paying agent, transfer agent, and registrar (the "Paying Agent") with respect to the Exchangeable Securities. Except as aforesaid, and except for its role as collateral agent under the Trust's Security and Pledge Agreement (see "Investment Objective and Policies--The Contract--
Collateral Arrangements; Acceleration"),                        has  no other
affiliation with, and is not engaged in any other transaction with, the Trust. For their services, the Contracting Stockholder will pay each of the Administrator, Custodian and the Payment Agent at the closing of the Offering a one-time, up-front amount in respect of its fee. See "Management Arrangements."

Risk Factors

    The Trust has adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that, unless the Trust dissolves prior to the Exchange Date due to the occurrence of a "Reorganization Event," in the event that the Contracting Stockholder exercises its option to accelerate the Contract upon the occurrence of a Tax Event or in the event of a "Default" by the Contracting Stockholder, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. The Trust will continue to hold the Contract despite any significant decline in the market price of the XYZ Common Stock or adverse changes in the financial condition of the Company.

    Although the Exchangeable Securities are designed to provide investors with a current distribution yield that is higher than the current dividend yield on the XYZ Common Stock, there can be no assurance that the distribution yield on the Exchangeable Securities will be higher than the dividend yield on the XYZ Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the Exchangeable Securities is less than that afforded by a direct investment in the XYZ Common Stock. The value of the XYZ Common Stock receivable by a Holder of a Exchangeable Securities upon exchange on the Exchange Date will exceed the issue price of such Exchangeable Securities only if the Exchange Price exceeds the Threshold Appreciation Price, which represents an appreciation of % over the Initial Price. Moreover, because each Exchangeable Security will entitle the Holder to receive only shares of XYZ Common Stock if the Exchange Price exceeds the Threshold Appreciation Price, Holders of the Exchangeable Securities will be entitled to receive upon exchange only % of any appreciation of the value of the XYZ Common Stock above the Threshold Appreciation Price. As described herein, the Exchange Price will represent a determination of the value of a share of XYZ Common Stock immediately prior to the Exchange Date. Accordingly, there can be no assurance that the amount receivable by holders of the Exchangeable Securities on the Exchange Date will be equal to or greater than the issue price of the Exchangeable Securities. If the Exchange Price of the XYZ Common Stock is less than the Initial Price, such amount receivable on the Exchange Date will be less than the issue price paid for the Exchangeable Securities, in which case an investment in Exchangeable Securities will result in a loss.

    The Trust is classified as a "non-diversified" investment company under the Investment Company Act. Consequently, the Trust is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. Since the only securities held by the Trust will be the U.S. Treasury Securities and the Contract, the Trust may be subject to greater risk than would be the case for an investment company with more diversified investments.

    The trading prices of the Exchangeable Securities in the secondary market will be directly affected by the trading prices of the XYZ Common Stock in the secondary market. It is impossible to predict whether the price of XYZ Common Stock will rise or fall. Trading prices of XYZ Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions.

    Holders of Exchangeable Securities will not be entitled to any rights with respect to the XYZ Common Stock (including, without limitation, voting rights and rights to receive any dividends or other distributions in respect thereof) unless and until such time, if any, as the Trust shall have delivered shares of XYZ Common Stock in exchange for Exchangeable Securities on the Exchange Date or upon earlier dissolution of the Trust, and unless the applicable record date, if any, for the exercise of such rights occurs after such delivery.

    The bankruptcy of the Contracting Stockholder could adversely affect the time of exchange or, as a result, the amount received by the Holders of the Exchangeable Securities. See "Risk Factors--Risk Relating to Bankruptcy of the Contracting Stockholder."

    Holders will experience a taxable event upon receipt of cash, if any, upon dissolution of the Trust or to the extent that the Contracting Stockholder satisfies its obligation under the Contract entirely with cash. Because of an absence of authority as to the proper character of any gain or loss resulting from such a taxable event, the ultimate tax consequences to Holders as a result of the Contracting Stockholder electing to satisfy its obligation under the Contract with cash is uncertain. See "Risk Factors."

Listing

    Application  will be  made to  list  the Exchangeable  Securities on  the
(NYSE).


                                               FEE TABLE
Shareholder Transaction Expenses
    Maximum Sales Load (as a percentage of offering price)  . . . . . . . . . .     3.0%(a)
    Automatic Dividend Reinvestment Plan Fees   . . . . . . . . . . . . . . . .     Not Applicable
Annual Expenses (as a percentage of net assets)
    Management Fees(b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.0%
    Other Expenses(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.0%
Total Annual Expenses(c)  . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.0%




Example                                                                1 year             3 years
                                                                  ----------------   -----------------
An investor would pay the following expenses on a $1,000
investment, including the maximum sales load of $        and
assuming (1) no annual expenses and (2) a 5% annual return
throughout the periods:                                             $                  $

_______________
(a) See the cover page of this Prospectus and "Underwriting."
(b) See "Management Arrangements." The Trust will be internally managed; consequently there will be no separate investment advisory fee paid by
    the Trust.           will act as the administrator of the Trust.
(c) The organization costs of the Trust in the amount of $              , the
    costs  associated  with  the initial  registration  and  offering of  the
    Exchangeable  Securities estimated to be approximately $            , and
    approximately $           in respect of anticipated ongoing expenses over
    the term of the Trust will be paid by the Contracting Stockholder. Any unanticipated operating expenses of the Trust will be paid by PaineWebber which will be reimbursed by the Contracting Stockholder. See Management Arrangements--Estimated Expenses. Absent such arrangements, the  Trust's "Other Expenses"  and "Total  Annual Expenses"
    would be approximately   % of the Trust's net assets.

    The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Trust will bear directly or indirectly. The Example set forth above utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. The Example should not be considered a representation of future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Example.

                                  THE TRUST


    XYZ Exchangeable  Securities  Trust  (the "Trust")  is  a  newly created Delaware business trust and will be registered as a closed-end management investment company under the Investment Company Act. The Trust was formed on October 24, 1997, pursuant to a Trust Agreement dated as
of such date (as amended and restated as of           , 1998 the
"Declaration of Trust").  The term of the Trust will expire  on or shortly
after            ,  2001, except that the Trust  may be  dissolved prior  to
such date  under certain  limited circumstances.   The Trust  will be
treated as a grantor trust for United States Federal income tax purposes. The Trust's principal office is located at 850 Library Avenue, Suite 204, Newark, Delaware 19715, and its telephone number is (302) 738-6680.


                               USE OF PROCEEDS

    The net proceeds of the Offering will be approximately  $
(or approximately $             , if the Underwriters'  over-allotment option
is exercised in full), after payment of the sales load and organizational and offering costs. At the time of the closing of the Offering, or shortly thereafter, the net proceeds of the Offering will be used to purchase a fixed portfolio comprised of a series of zero-coupon U.S. Treasury Securities with face amounts and maturities corresponding to the amounts and payment dates of the distributions payable with respect to the Exchangeable Securities and to pay the purchase price under the Contract to the Contracting Stockholder.

                      INVESTMENT OBJECTIVE AND POLICIES

General

    The Trust will purchase and hold (i) a series of zero-coupon U.S. Treasury Securities maturing on a quarterly basis through the Exchange Date and (ii) the Contract with the Contracting Stockholder relating to shares of XYZ Common Stock. The Trust's investment objective is to distribute to
Holders on  a quarterly basis  $            per Exchangeable  Security (which
amount equals the pro rata portion of the fixed quarterly distributions from the proceeds of the maturing U.S. Treasury Securities held by the Trust) and, on the Exchange Date, a number of shares (such number of shares being hereinafter referred to as the "Exchange Amount") of XYZ Common Stock (or, under certain circumstances, cash with an equal value) per Exchangeable Security determined in accordance with the following Exchange Rate Formula, subject to adjustment as a result of certain dilution events: (a) if the
Exchange Price  is greater than or equal  to $       per share  of XYZ Common
Stock (the "Threshold Appreciation Price"),        shares of XYZ Common Stock
per  Exchangeable Security,  (b)  if  the Exchange  Price  is less  than  the
Threshold  Appreciation Price  but is greater  than $           (the "Initial
Price"), a fractional share of XYZ Common Stock per Exchangeable Security so that the value thereof (determined based on the Exchange Price) equals the Initial Price and (c) if the Exchange Price is less than or equal to the Initial Price, one share of XYZ Common Stock per Exchangeable Security. There can be no assurance that the amount receivable by Holders of the Exchangeable Securities on the Exchange Date will be equal to or greater than the issue price of the Exchangeable Securities. If the Exchange Price of the XYZ Common Stock is less than the Initial Price, such amount receivable on the Exchange Date will be less than the issue price paid for the Exchangeable Securities, in which case an investment in Exchangeable Securities will result in a loss. Holders otherwise entitled to receive fractional shares of XYZ Common Stock in respect of their aggregate holdings of Exchangeable Securities will receive cash in lieu thereof. See "--Fractional Shares and Units." The numbers of shares of XYZ Common Stock per Exchangeable Security specified in clauses (a) and (c) of the Exchange Rate Formula are hereinafter referred to as the "Share Components."

    The "Exchange Price" means the average Closing Price per share of XYZ Common Stock on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding the Exchange Date. The "Closing Price" of any security on any date of determination means the closing sale price (or, if no closing price is reported, the last reported sale price) of such security on the NYSE on such date or, if such security is not listed for trading on the NYSE on any such date, as reported in the composite transactions for the principal United States securities exchange on which such security is so listed, or, if such security is not so listed on a United States national or regional securities exchange, as reported by National Association of Securities Dealers, Inc. Automated Quotation System or, if such security is not so reported, the last quoted bid price for such security in the over-the-counter market as reported by the National Quotation Bureau or similar organization, or, if such bid price is not available, the market value of such security on such date as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator. In the event that the Exchange Rate Formula is adjusted as described under "--The Contract--Dilution Adjustments" below, each of the Closing Prices used in determining the Exchange Price will be similarly adjusted to derive, for purposes of determining which of clauses (a), (b) or
(c) of the Exchange Rate Formula will apply on the Exchange Date, an Exchange Price stated on a basis comparable to the Initial Price and the Threshold Appreciation Price. A "Trading Day" is defined as a day on which the security the Closing Price of which is being determined (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of such security. The term "Business Day" means any day that is not a Saturday, a Sunday or a day on which the NYSE, the NASDAQ National Market, or banking institutions or trust companies in The City of New York are authorized or obligated by law or executive order to close.

    The Contract is a commercial transaction entered into between the Contracting Stockholder and the Trust. Pursuant to the terms of the Contract, the Contracting Stockholder is obligated to deliver to the Trust on the Business Day immediately preceding the Exchange Date an aggregate number of shares of XYZ Common Stock equal to the product of the Exchange Amount and the aggregate number of Exchangeable Securities then outstanding. In lieu of delivering shares of XYZ Common Stock on the Business Day immediately preceding the Exchange Date, the Contracting Stockholder has the right to satisfy its obligation under the Contract by delivering at such time cash in an amount equal to the value of such number of shares at the Exchange Price. Such right, if exercised by the Contracting Stockholder, must be exercised with respect to all shares of XYZ Common Stock then deliverable pursuant to the Contract. In the event that the Contracting Stockholder elects to satisfy its obligations under the Contract by delivering cash, unless prohibited by applicable law then in effect, Holders will receive cash instead of XYZ Common Stock on the Exchange Date. On or prior to the sixth Business Day immediately preceding the Exchange Date, the Administrator will notify The Depository Trust Company (the "Depositary") and publish a notice in The Wall Street Journal or another daily newspaper of national circulation stating whether shares of XYZ Common Stock (or cash) will be delivered in exchange for the Exchangeable Securities on the Exchange Date. At the time such notice is published, the Exchange Price will not have been determined. If the Contracting Stockholder elects to deliver shares of XYZ Common Stock, Holders will be responsible for the payment of any and all brokerage costs upon the subsequent sale thereof.

    The Trust has adopted a fundamental policy as required by the Declaration of Trust to invest at least 65% of its portfolio in the Contract. The Contract will comprise approximately % of the Trust's initial assets. The Trust has also adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that, unless the Trust dissolves prior to the Exchange Date due to the occurrence of a "Reorganization Event" with respect to the Company or any successor thereto, in the event that the Contracting Stockholder exercises its option to accelerate the Contract upon the occurrence of a Tax Event or in the event of a "Default" by the Contracting Stockholder, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. The foregoing fundamental policies of the Trust may not be changed without the vote of 100% in interest of the Holders.

Trust Assets

    The Trust's assets primarily will consist of: (i) U.S. Treasury Securities and (ii) the Contract. The Trust may also make certain temporary investments. See "--Temporary Investments." For illustrative purposes only, the following table shows the number of shares of XYZ Common Stock or amount of cash that a Holder would receive for each Exchangeable Security at various Exchange Prices. The table assumes that there will be no dilution adjustments to the Exchange Rate Formula as described below under "--The Contract--Dilution Adjustments." There can be no assurance that the Exchange Price will be within the range set forth below. Given the Initial Price of
$       and the Threshold  Appreciation Price of $          , a  Holder would
receive on the Exchange Date the following number of shares of XYZ Common Stock or amount of cash (in the event the Contracting Stockholder elects to satisfy its obligation under the Contract with cash) per Exchangeable
Security:


      Exchange Price of          Number of Shares of
      XYZ Common Stock           XYZ Common Stock              Amount of Cash
      -----------------          -------------------           --------------



    The following table sets forth information regarding the distributions to be received on the U.S. Treasury Securities, the portion of each year's distributions that will constitute a return of capital for United States Federal income tax purposes and the amount of original issue discount accruing, assuming a yield-to-maturity accrual election, on the U.S. Treasury Securities with respect to a Holder who acquires its Exchangeable Securities at the issue price from an Underwriter pursuant to the Offering. See "Certain United States Federal Income Tax Considerations."

                                                                                           Annual
                                                                                        Inclusion of
              Annual Gross             Annual Gross                                    Original Issue
              Distributions           Distributions              Annual Return          Discount in
                from U.S.               from U.S.               of Capital per           Income per
                Treasury         Treasury Securities per         Exchangeable           Exchangeable
  Year         Securities         Exchangeable Security            Security               Security
  ----        -------------      -----------------------        --------------         --------------

               $                  $                              $                       $
  1998
  1999
  2000
  2001



    The  anticipated annual  distribution of  $                  per Exchange
Security is payable quarterly on each          ,         ,         and
, commencing                       , 1998.   Quarterly  distributions on  the
Exchangeable Securities will consist solely of the cash received from the proceeds of the maturing U.S. Treasury Securities held by the Trust. The Trust will not be entitled to any future dividends that may be declared on the XYZ Common Stock. See "Dividends and Distributions."

Enhanced Yield; Less Potential for Equity Appreciation than XYZ Common Stock; No Depreciation Protection

    Although the Exchangeable Securities will provide investors with a current distribution yield (the Company has not paid any dividends on the XYZ Common Stock) there can be on assurance that the distribution yield on the Exchangeable Securities will be higher than the dividend yield on the XYZ Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the Exchangeable Securities is less than that afforded by a direct investment in the XYZ Common Stock. The value of the XYZ Common Stock receivable by a Holder of a Exchangeable Securities on the Exchange Date will exceed the issue price of such Exchangeable Securities only if the Exchange Price exceeds the Threshold Appreciation Price, which represents an appreciation of % of the Initial Price. Moreover, because each Exchangeable Security will entitle the Holder to receive only shares of XYZ Common Stock if the Exchange Price exceeds the Threshold Appreciation Price, Holders of the Exchangeable Securities will
be  entitled to receive upon exchange  only        % (the percentage equal to
the  Initial  Price divided  by  the  Threshold  Appreciation Price)  of  any appreciation of the value of the XYZ Common Stock above the Threshold Appreciation Price. Holders of Exchangeable Securities will realize the entire decline in value if the Exchange Prices is less than the Initial Price.

The Company

    (DESCRIPTION OF THE COMPANY)

    The shares of XYZ Common Stock are traded on the (NYSE) under the symbol " ". The following table sets forth, for the periods indicated, the range of high and low closing sale prices per share of XYZ Common Stock on the (NYSE Composite Tape).



                                                         High                Low
                                                   ----------------    ---------------
1996
  First Quarter
  Second Quarter
  Third Quarter
  Fourth Quarter
1997
  First Quarter
  Second Quarter
  Third Quarter
  Fourth Quarter
1998
  First Quarter
  Second Quarter
  Third Quarter
  Fourth Quarter
1998
  First Quarter
  (through March __, 1998)




    At                , 1998, there were approximately         record holders
of the XYZ Common Stock, including Cede & Co., a nominee of the Depositary, which holds shares of XYZ Common Stock on behalf of an indeterminate number
of beneficial  owners. On  March    , 1998, the  closing sale price  on the
(NYSE) was $     per share of XYZ Common Stock.

    The Company has not paid any dividends on the XYZ Common Stock. Any future determination as to the payment of dividends will be at the discretion of the Company's Board of Directors and will depend upon the Company's operating results, financial condition and capital requirements, contractual restrictions, general business conditions and such other factors as the Company's Board of Directors deems relevant.


    The Company is subject to the information requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Accordingly, the Company files reports, proxy and information statements and other information with the Securities and Exchange Commission (the "Commission"). Copies of such material can be inspected and copied at the public reference facilities maintained by the Commission at the address specified under "Additional Information." Reports, proxy and information statements and other information concerning the Company may also be inspected at the offices of the NYSE.

    THE COMPANY IS NOT AFFILIATED WITH THE TRUST, WILL NOT RECEIVE ANY OF THE PROCEEDS FROM THE SALE OF THE EXCHANGEABLE SECURITIES AND WILL HAVE NO OBLIGATIONS WITH RESPECT TO THE EXCHANGEABLE SECURITIES. THIS PROSPECTUS
RELATES ONLY TO THE EXCHANGEABLE SECURITIES OFFERED HEREBY AND DOES NOT RELATE TO THE COMPANY OR THE XYZ COMMON STOCK. THE COMPANY HAS FILED A REGISTRATION STATEMENT ON FORM S-3 WITH THE COMMISSION WITH RESPECT TO THE SHARES OF XYZ COMMON STOCK THAT MAY BE RECEIVED BY A HOLDER OF EXCHANGEABLE SECURITIES ON THE EXCHANGE DATE OR UPON EARLIER DISSOLUTION OF THE TRUST. THE PROSPECTUS OF THE COMPANY (THE "XYZ PROSPECTUS") CONSTITUTING A PART OF SUCH REGISTRATION STATEMENT INCLUDES INFORMATION RELATING TO THE COMPANY AND THE XYZ COMMON STOCK, INCLUDING CERTAIN RISK FACTORS RELEVANT TO AN INVESTMENT IN XYZ COMMON STOCK. THE XYZ PROSPECTUS IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF EXCHANGEABLE SECURITIES TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE XYZ PROSPECTUS DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

The Contract

    General. The Contract is a commercial transaction entered into between the Contracting Stockholder and the Trust. Pursuant to the terms of the Contract, the Contracting Stockholder is obligated to deliver to the Trust on the Business Day immediately preceding the Exchange Date an aggregate number of shares of XYZ Common Stock equal to the product of the Exchange Amount and the aggregate number of Exchangeable Securities then outstanding. In lieu of delivering shares of XYZ Common Stock on the Business Day immediately preceding the Exchange Date, the Contracting Stockholder has the right to satisfy its obligation under the Contract by delivering at such time cash in an amount (calculated to the nearest 1/100th of a dollar or, if there is not a nearest 1/100th of a dollar, then to the next higher 1/100th of a dollar) equal to the value of such number of shares at the Exchange Price. Such right, if exercised by the Contracting Stockholder, must be exercised with respect to all shares of XYZ Common Stock then deliverable pursuant to the Contract.

    Dilution Adjustments. The Exchange Rate Formula is subject to adjustment if the Company shall: (i) pay a stock dividend or make a distribution with respect to XYZ Common Stock in shares of such stock; (ii) subdivide or split the outstanding shares of XYZ Common Stock into a greater number of shares; (iii) combine the outstanding shares of XYZ Common Stock into a smaller number of shares; (iv) issue by reclassification of shares of XYZ Common Stock any shares of common stock of the Company; (v) issue rights or warrants to all holders of XYZ Common Stock entitling them to subscribe for or purchase shares of XYZ Common Stock at a price per share less than the then current market price of the XYZ Common Stock (other than rights to purchase XYZ Common Stock pursuant to a plan for the reinvestment of dividends or interest); or (vi) pay a dividend or make a distribution to all holders of XYZ Common Stock of evidences of its indebtedness or other assets (excluding any stock dividends or distributions referred to in clause (i) above or any cash dividends other than any Extraordinary Cash Dividends (as defined below)) or issue to all holders of XYZ Common Stock rights or warrants to subscribe for or purchase any of its securities (other than those referred to in clause (v) above).

    In the case  of the events  referred to in clauses  (i), (ii), (iii)  and
(iv) above, the Exchange Rate Formula shall be adjusted so that the Trust will receive on the Business Day immediately preceding the Exchange Date the number of shares of XYZ Common Stock (or, in the case of a reclassification referred to in clause (iv) above, the number of shares of other common stock of the Company issued pursuant thereto) which the Trust would have owned or been entitled to receive immediately following any event described above had the Contracting Stockholder's obligations under the Contract been satisfied immediately prior to such event or any record date with respect thereto.

    In the case of the event referred to in clause (v) above, the Exchange Rate Formula shall be adjusted by multiplying each of the Share Components in the Exchange Rate Formula in effect immediately prior to the date of issuance of the rights or warrants referred to in clause (v) above by a fraction, the numerator of which shall be the number of shares of XYZ Common Stock outstanding on the date of issuance of such rights or warrants, immediately prior to such issuance, plus the number of additional shares of XYZ Common Stock offered for subscription or purchase pursuant to such rights or warrants, and the denominator of which shall be the number of shares of XYZ Common Stock outstanding on the date of issuance of such rights or warrants, immediately prior to such issuance, plus the number of additional shares of XYZ Common Stock which the aggregate offering price of the total number of shares of XYZ Common Stock so offered for subscription or purchase pursuant to such rights or warrants would purchase at the current market price (determined as the average Closing Price per share of XYZ Common Stock on the 20 Trading Days immediately prior to the date such rights or warrants are issued, subject to certain adjustments), which shall be determined by multiplying such total number of shares by the exercise price of such rights or warrants and dividing the product so obtained by such current market price. To the extent that shares of XYZ Common Stock are not delivered after the expiration of such rights or warrants, or if such rights or warrants are not issued, the Exchange Rate Formula shall be readjusted to the Exchange Rate Formula which would then be in effect had such adjustments for the issuance of such rights or warrants been made upon the basis of delivery of only the number of shares of XYZ Common Stock actually delivered.

    In the case of the event referred to in clause (vi) above, the Exchange Rate Formula shall be adjusted by multiplying each of the Share Components in the Exchange Rate Formula in effect on the record date referred to below by a fraction, the numerator of which shall be the market price per share of XYZ Common Stock on the record date for the determination of stockholders entitled to receive the dividend or distribution or the rights or warrants referred to in clause (vi) above (such market price being determined as the average Closing Price per share of XYZ Common Stock on the 20 Trading Days immediately prior to such record date, subject to certain adjustments), and the denominator of which shall be such market price per share of XYZ Common Stock less the fair market value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator, whose determination shall be conclusive) as of such record date of the portion of the assets or evidences of indebtedness to be distributed or of such subscription rights or warrants applicable to one share of XYZ Common Stock.

    An "Extraordinary Cash Dividend" means, with respect to any consecutive 12-month period, the amount, if any, by which the aggregate amount of all cash dividends on the XYZ Common Stock occurring in such 12-month period (excluding any such dividends occurring in such period for which a prior adjustment to the Exchange Rate Formula was previously made) exceeds on a per share basis 10% of the average of the Closing Prices per share of the XYZ Common Stock over such 12-month period.

    All adjustments to the Exchange Rate Formula will be calculated to the nearest 1/10,000th of a share of XYZ Common Stock (or if there is not a nearest 1/10,000th of a share to the next lower 1/10,000th of a share). No adjustment in the Exchange Rate Formula shall be required unless such adjustment would require an increase or decrease of at least one percent therein; provided, however, that any adjustments which by reason of the foregoing are not required to be made shall be carried forward and taken into account in any subsequent adjustment. If an adjustment is made to the Exchange Rate Formula as described above, an adjustment will also be made to the Exchange Price solely to determine which of clauses (a), (b) or (c) of the Exchange Rate Formula will apply on the Exchange Date. The required adjustment to the Exchange Price will be made by multiplying each of the Closing Prices used in determining the Exchange Price by a fraction, the numerator of which shall be the Share Component in clause (c) of the Exchange Rate Formula immediately after such adjustment described above, and the denominator of which shall the Share Component in clause (c) of the Exchange Rate Formula immediately before such adjustment described above. Each such adjustment to the Exchange Rate Formula shall be made successively.

    In the event of a statutory merger effected solely for the purpose of changing the state of incorporation of the Company, or any surviving entity or subsequent surviving entity of the Company (a "Company Successor"), the Exchange Rate Formula shall be adjusted so that the Trust will receive on the Business Day immediately preceding the Exchange Date the number of shares of capital stock of the continuing corporation in such statutory merger which the Trust would have owned or been entitled to receive immediately following such statutory merger had the Contracting Stockholder's obligations under the Contract been satisfied immediately prior to the effective date for such statutory merger.

    The Administrator is required, within ten Business Days following the occurrence of an event that requires an adjustment to the Exchange Rate Formula (or if the Administrator is not aware of such occurrence, as soon as practicable after becoming so aware), to provide written notice to the Holders of the occurrence of such event and a statement in reasonable detail setting forth the adjusted Exchange Rate Formula and the method by which the adjustment to the Exchange Rate Formula was determined, provided that, in respect of any adjustment to the Exchange Price, such notice will only disclose the factor by which each of the Closing Prices used in determining the Exchange Price is so multiplied in order to determine the Exchange Amount on the Exchange Date. Until the Exchange Date, it will not be possible to determine the Exchange Amount.

    No adjustments will be made for certain other events, such as offerings of XYZ Common Stock by the Company for cash or in connection with acquisitions. Likewise, no adjustments will be made for any sales of XYZ Common Stock by any principal stockholder of the Company.

    Reorganization Events Causing a Dissolution of the Trust. In the event of (A) any consolidation or merger of the Company or any Company Successor with or into another entity (other than a (x) consolidation or merger in which the Company is the continuing corporation and in which the XYZ Common Stock outstanding immediately prior to the consolidation or merger is not exchanged for cash, securities or other property of the Company or another corporation or (y) a statutory merger effected solely for the purpose of changing the state of incorporation of the Company or a Company Successor),
(B) any sale, transfer, lease or conveyance to another entity of the property of the Company or any Company Successor as an entirety or substantially as an entirety, (C) any statutory exchange of securities of the Company or any Company Successor with another entity (other than in connection with a merger or acquisition) or (D) any liquidation, dissolution, winding up or bankruptcy of the Company or any Company Successor (any such event described in clause
(A), (B), (C) or (D), a "Reorganization Event"), the Contracting Stockholder's obligations under the Contract shall be automatically accelerated and the Contracting Stockholder shall be obligated to deliver to the Trust, on the tenth Business Day after the effective date for such Reorganization Event (the "Early Settlement Date"), an amount of cash per Exchangeable Security equal to: (i) if the Transaction Value (as defined below) is greater than or equal to the Threshold Appreciation Price, multiplied by the Transaction Value, (ii) if the Transaction Value is less than the Threshold Appreciation Price but greater than the Initial Price, the Initial Price, and (iii) if the Transaction Value is less than or equal to the Initial Price, the Transaction Value. "Transaction Value" means (i) for any cash received in any such Reorganization Event, the amount of cash received per share of XYZ Common Stock, (ii) for any property other than cash or securities received in any such Reorganization Event, an amount equal to the market value on the date the Reorganization Event is consummated of such property received per share of XYZ Common Stock as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator and (iii) for any securities received in any such Reorganization Event, an amount equal to the average Closing Price per unit of such securities on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding the Early Settlement Date, multiplied by the number of such securities received for each share of XYZ Common Stock. Notwithstanding the foregoing, if any Marketable Securities (as defined below) are received by holders of XYZ Common Stock in such Reorganization Event, then in lieu of delivering cash as provided above, the Contracting Stockholder may at its option deliver a proportional amount of such Marketable Securities. If the Contracting Stockholder elects to deliver Marketable Securities, Holders will be responsible for the payment of any and all brokerage and other transaction costs upon the sale of such securities. "Marketable Securities" means any securities listed on a U.S. national securities exchange or reported by The NASDAQ National Market.

    If a Reorganization Event occurs, the Trust's assets (other than assets received pursuant to the Contract) will be liquidated, the net assets of the Trust will, after satisfaction of the liabilities of the Trust as provided by applicable law, be distributed pro rata to the Holders and the term of the Trust will expire. In such event, the U.S. Treasury Securities will be sold by the Trust, and the proceeds therefrom will be distributed along with the cash (or Marketable Securities) received under the Contract on the Early Settlement Date after providing for any expenses of the Trust.

    Acceleration Upon Tax Event. Pursuant to the terms of the Contract, the Contracting Stockholder's obligations under the Contract may be accelerated, at the option of the Contracting Stockholder, in whole but not in part, at any time from and after the date (the "Tax Event Date") on which a Tax Event (as defined below) shall occur at a price per Exchangeable Security (the "Tax Event Acceleration Price") equal to (a) an amount of cash equal to the sum of
(i) all accumulated and unpaid distributions on such Exchangeable Security to the date fixed for acceleration (the "Tax Event Acceleration Date"), (ii) the sum of all distributions on such Exchangeable Security due after the Tax Event Acceleration Date and on or prior to the Exchange Date and (iii) $ (equal to the distributions payable on such Exchangeable Securities for one year), minus (b) the Liquidation Value (as defined below), plus (c) a number of shares of XYZ Common Stock equal to the number that would be required to be delivered on such date under the Contract if the Exchange Date were redefined for all purposes to be the Tax Event Acceleration Date. The obligation of the Contracting Stockholder to deliver shares of XYZ Common Stock on the Tax Event Acceleration Date as described in clause (c) above may be cash settled, at the option of the Contracting Stockholder, in whole but not in part, by delivering to the Trust on the Tax Event Acceleration Date, in lieu of the shares of XYZ Common Stock otherwise deliverable on the Tax Event Acceleration Date in respect of which an election to exercise the cash settlement option (the "Tax Event Cash Settlement Option") is made, cash in an amount (calculated to the nearest 1/100th of a dollar or, if there is not a nearest 1/100th of a dollar, then to the next higher 1/100th of a dollar) equal to the value of such shares at the average Closing Price per share of XYZ Common Stock on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding the Tax Event Acceleration Date.

    A "Tax Event" means that the Contracting Stockholder shall have delivered to the Trust an opinion (the "Tax Event Opinion") from a nationally recognized independent tax counsel experienced in such matters to the effect that, as a result of (a) any amendment to, or change in, the laws (or any regulations thereunder) of the United States or any taxing authority thereof or therein or (b) any amendment to, clarification of, or change in, an interpretation or application of such laws or regulations by any legislative body, court, governmental agency or regulatory authority, enacted or promulgated, or which interpretation is issued or which action is taken, on or after the date of this Prospectus, there is more than an insubstantial risk that, by reason of the Contracting Stockholder having entered into the Contract, the Contracting Stockholder would be required to recognize gain for United States Federal income tax purposes with respect to shares of XYZ Common Stock deliverable under the Contract on a date that is prior to the Business Day immediately preceding the Exchange Date.

    The "Liquidation Value" is defined as the amount of the aggregate proceeds received by the Trust from the sale of the U.S. Treasury Securities allocable to one Exchangeable Securities, which shall be determined by the Trustees on the basis of quotations from independent dealers. Upon receipt of any notice from the Contracting Stockholder that it is exercising its option to accelerate the Contract following the occurrence of a Tax Event, the Trustees on the second Business Day immediately preceding the Tax Event Acceleration Date shall solicit cash bids, for settlement on the Business Day immediately preceding the Tax Event Acceleration Date, from three (or such fewer number of dealers as may be providing such bids) United States government securities primary dealers in The City of New York selected by the Trustees after consultation with the Contracting Stockholder (which may include the Administrator or its affiliates (or an affiliate of PaineWebber Incorporated)) for the purchase by the quoting dealer of all U.S. Treasury Securities then held by the Trust. If for any reason the Trustees are unable to obtain the required bid on the second Business Day preceding the Tax Event Acceleration Date, the Trustees shall attempt to obtain such bid daily until they are able to obtain the required bid. The Trustees shall accept the highest bid received that will result in the greatest amount of proceeds from the sale of the U.S. Treasury Securities then held by the Trust and shall sell all such U.S. Treasury Securities at that highest bid.

    On August 5, 1997, the Taxpayer Relief Act of 1997 (the "Tax Act") was enacted into law. The Tax Act adds new Section 1259 to the Internal Revenue Code of 1986, as amended (the "Code"). In general, Section 1259 of the Code requires taxpayers (including corporations) to recognize gain (but not loss) upon entering into a "constructive sale" of any appreciated position in stock. For these purposes, a taxpayer is treated as making a "constructive sale" of an appreciated position in stock when the taxpayer (or a person related to the taxpayer) enters into a forward contract to deliver the stock. A "forward contract" is defined for these purposes as a contract to deliver a substantially fixed amount of property for a substantially fixed price.
Section 1259 of the Code generally applies to constructive sales entered into after June 8, 1997. The Contracting Stockholder does not believe that it will be considered to have made a constructive sale of any of its XYZ Common Stock as a result of having entered into the Contract. There can be no assurance, however, that future guidance will not be issued under Section 1259 of the Code which would indicate that the Contracting Stockholder has made a constructive sale of its shares of XYZ Common Stock as a result of having entered into the Contract. If future guidance is issued indicating that the Contracting Stockholder has made a constructive sale of its XYZ Common Stock as a result of having entered into the Contract, such guidance could result in a Tax Event. It cannot be predicted whether or not any future guidance will be issued under Section 1259 of the Code which could give rise to a Tax Event, nor can it be predicted whether the Contracting Stockholder will elect to cause a Tax Event by delivering the Tax Event Opinion to the Trust in the event that future guidance is issued under
Section 1259 of the Code which could give rise to a Tax Event.

    The Administrator will provide notice of the Contracting Stockholder's election to exercise its acceleration option to Holders of record of the Exchangeable Securities not less than nine calendar days (14 calendar days if the Tax Event Cash Settlement Option is elected) nor more than 30 calendar days prior to the related Tax Event Acceleration Date. Such notice will state the following and may contain such other information as the Administrator deems advisable: (a) the Tax Event Acceleration Date, (b) whether the Contracting Stockholder has elected to exercise the Tax Event Cash Settlement Option, and (c) that distributions will cease to accumulate on the Exchangeable Securities on the Tax Event Acceleration Date. Any such notice will be provided by mail, sent to each Holder of record at such Holder's address as it appears on the register for the Exchangeable Securities, first class, postage prepaid. At or prior to the mailing of such notice of acceleration, the Administrator will publish a public announcement in The Wall Street Journal or another daily newspaper of national circulation. At the time such announcement is published, neither the Exchange Price nor the Liquidation Value will have been determined.

    Collateral Arrangements;  Acceleration.    Pursuant  to  a  Security  and
Pledge Agreement among the Contracting Stockholder, the Trust and           ,
as collateral agent (the "Collateral Agent"), the Contracting Stockholder's obligations under the Contract will be secured by a security interest in the maximum number of shares of XYZ Common Stock deliverable by the Contracting Stockholder under the Contract (subject to adjustment in accordance with the dilution adjustment provisions of the Contract, described above). The Collateral Agent will promptly pay over to the Contracting Stockholder any dividends, interest, principal or other payments received by the Collateral Agent in respect of any collateral pledged by the Contracting Stockholder, unless the Contracting Stockholder is in "Default" of its obligations under the Security and Pledge Agreement, or unless the payment of such amount to the Contracting Stockholder would cause the collateral to become insufficient under the Security and Pledge Agreement. The Contracting Stockholder shall have the right to vote any pledged shares of XYZ Common Stock for so long as such shares are owned by it and pledged under the Security and Pledge Agreement, unless the Contracting Stockholder is in "Default."

    A "Collateral Event of Default" under the Security and Pledge Agreement shall mean, at any time, failure of the collateral to consist of at least the maximum number of shares of XYZ Common Stock deliverable by the Contracting Stockholder under the Contract at such time if such failure is not remedied on or before the third Business Day after notice of such failure is given by the Collateral Agent to the Contracting Stockholder.

    The occurrence of a Collateral Event of Default under the Security and Pledge Agreement, or the bankruptcy or insolvency of the Contracting Stockholder (each such event, a "Default") will cause an automatic acceleration of the Contracting Stockholder's obligations under the Contract. In any such event, the Contracting Stockholder will become obligated to deliver a number of shares of XYZ Common Stock having an aggregate value equal to the "Aggregate Acceleration Value" of the Contract. The Aggregate Acceleration Value will be based on an "Acceleration Value" determined by the Administrator on the basis of quotations from independent dealers. Each quotation will be for an amount that would be paid to the relevant dealer in consideration of an agreement between the Trust and such dealer that would have the effect of preserving the Trust's rights to receive the number of shares of XYZ Common Stock under a portion of the Contract that corresponds to 1,000 of the Exchangeable Securities offered hereby. The Administrator will request quotations from four nationally recognized independent dealers on or as soon as reasonably practicable following the date of acceleration. If four quotations are provided, the Acceleration Value will be the arithmetic mean of the two quotations remaining after disregarding the highest and the lowest quotations. If two or three quotations are provided, the Acceleration Value will be the arithmetic mean of such quotations. If one quotation is provided, the Acceleration Value will be such quotation. The Aggregate Acceleration Value will be computed by dividing the Acceleration Value by 1,000 and multiplying the quotient by the aggregate number of Exchangeable Securities then outstanding, except that, if no quotations are provided, the Aggregate Acceleration Value will be the product of the average Closing Price per share of XYZ Common Stock on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding the acceleration date and the number of shares of XYZ Common Stock that would be required to be delivered on such date under the Contract if the Exchange Date were redefined for all purposes to be the acceleration date. Upon the occurrence of a Default, the shares of XYZ Common Stock deliverable for each Exchangeable Security will be based solely on the Aggregate Acceleration Value described above for the Contract.

    The Collateral Agent is a "financial institution" for purposes of Sections 555 and 101(22) of Title 11 of the United States Code (the "Bankruptcy Code"). The Trust believes that the Collateral Agent will be the agent and custodian for the Trust such that the Trust will be a "financial institution" as defined in Section 101(22) of the Bankruptcy Code. Upon any acceleration, the Collateral Agent will distribute to the Trust, for distribution pro rata to the Holders, the Aggregate Acceleration Value in the form of shares of XYZ Common Stock then pledged. See "--Trust Dissolution."

    Fractional Shares and Units. No fractional share of XYZ Common Stock will be delivered if the Contracting Stockholder satisfies its obligations under the Contract by delivering shares of XYZ Common Stock. In lieu of any fractional share otherwise deliverable in respect of the Contracting Stockholder's obligations under the Contract, the Trust shall be entitled to receive an amount in cash equal to the value of such fractional share based on the average Closing Price per share of XYZ Common Stock on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding the Exchange Date.

    Description of Contracting Stockholder.  The  Contracting Stockholder is
          . (The Contracting Stockholder may be an institutional investor in corporate, partnership or other form or an individual, a trust, foundation or other entity through which such institutional investor or individual holds its shares of XYZ Common Stock. A brief description of the Contracting Stockholder will be added by amendment. Specific information on the holdings of the Contracting Stockholder, as required by the Securities Act of 1933, as amended (the "Securities Act"), will be included in Appendix A to this Prospectus.)


    Purchase Price.  The purchase price under  the Contract is equal to $
  in the aggregate and is payable to the Contracting Stockholder by the Trust
on or about                , 1998.  No other  consideration is payable by the
Trust to the Contracting Stockholder in connection with its acquisition of the Contract or the performance of the Contract by the Contracting Stockholder.


    The Contract will be valued by the  Trust at fair value as determined  in
good faith  at  the  direction   of  the  Trustees  (if  necessary,  through
consultation  with  accountants, bankers  and other  specialists).   See "Net
Asset Value."

The U.S. Treasury Securities

    The Trust will purchase and hold a series of zero-coupon U.S. Treasury Securities with face amounts and maturities corresponding to the amounts and payment dates of the distributions payable with respect to the Exchangeable Securities. Up to ___% of the Trust's total assets may be invested in these U.S. Treasury Securities. In the event that the Contract is accelerated as described under "--Reorganization Event Causing a Termination of the Trust," "--Acceleration Upon Tax Event" or "--Collateral Arrangements; Acceleration," then the Administrator will liquidate any such U.S. Treasury Securities then held in the Trust and distribute the proceeds therefrom pro rata to the Holders, together with amounts distributed upon acceleration.

Temporary Investments

    For cash management purposes, the Trust may invest the proceeds of the U.S. Treasury Securities and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the Business Day preceding the next following distribution date.

Trust Dissolution

    The Trust will dissolve on or shortly after the Exchange Date, except if dissolved earlier under certain limited circumstances. Although the Trust has adopted a fundamental policy that it will not dispose of the Contract prior to the Exchange Date, under certain circumstances the Contract may terminate prior to the Exchange Date. In the event that a Reorganization Event shall have occurred, the Contracting Stockholder shall have exercised its option to accelerate the Contract upon the occurrence of a Tax Event or a Default shall have occurred, the Trust's assets (other than assets received pursuant to the Contract) would be liquidated, the net assets of the Trust, after satisfaction of the liabilities of the Trust as provided by applicable law, would be distributed pro rata to the Holders and the term of the Trust would expire. See "--The Contract--Reorganization Event Causing Termination of the Trust," "--Acceleration Upon Tax Event" and "--Collateral Arrangements; Acceleration."

    Written notice of any dissolution shall be sent to Holders specifying the record date for the distribution to Holders, the amount distributable (including, if applicable, the number of shares of XYZ Common Stock or, if a Reorganization Event shall have occurred, the number of units of any Marketable Security) with respect to each Exchangeable Security and the time of dissolution as determined by the Trustees. Any such notice will be provided by mail, sent to each Holder at such Holder's address as it appears on the register for the Exchangeable Securities, first class, postage prepaid not less than nine days prior to the date on which such distribution is to be made. At or prior to the mailing of such notice, the Administrator shall publish a public announcement in The Wall Street Journal or another daily newspaper of national circulation.

Fractional Shares and Units

    No fractional shares of XYZ Common Stock, or fractional units of any Marketable Security, will be distributed by the Trust to Holders of Exchangeable Securities on the Exchange Date or upon earlier dissolution of the Trust. All fractional shares or units to which Holders of Exchangeable Securities would otherwise be entitled on the Exchange Date or upon earlier dissolution of the Trust will be aggregated and liquidated by the Administrator and, in lieu of the fractional shares or units to which a Holder would otherwise have been entitled in respect of the total number of Exchangeable Securities held by such Holder, such Holder will receive its pro rata portion of the proceeds from such liquidation.

                           INVESTMENT RESTRICTIONS

    The  Trust  has adopted  a  fundamental policy  that  the  Trust may  not purchase any securities or instruments other than the U.S. Treasury Securities, the Contract and the XYZ Common Stock or other assets received pursuant to the Contract (including Marketable Securities) and, for cash management purposes, short-term obligations of the U.S. Government; issue any securities or instruments except for the Exchangeable Securities; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; or make loans. The Trust has adopted a fundamental policy to invest at least 65% of its portfolio in the Contract. The Trust has also adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that, unless the Trust dissolves prior to the Exchange Date due to the occurrence of a Reorganization Event, in the event that the Contracting Stockholder exercises its option to accelerate the Contract upon the occurrence of a Tax Event or in the event of a Default, the U.S. Treasury Securities may not be disposed of prior to their respective maturities.


     Because of the foregoing limitations, the Trust's investments will be concentrated initially in the (insert Company's industry) industry, which is the industry in which the Company currently operates. However, to the extent that in the future the Company diversifies its operations into one or more other industries, (add clause relating to Reference Property if appropriate,) the Trust's investments will be less concentrated in the (insert Company's industry) industry.


                                 RISK FACTORS

No Active Portfolio Management

    It is a fundamental policy of the Trust that the Contract may not be disposed of during the term of the Trust and that, unless the Trust dissolves prior to the Exchange Date due to the occurrence of a Reorganization Event, in the event that the Contracting Stockholder exercises its option to accelerate the Contract upon the occurrence of a Tax Event or in the event of a Default, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. As a result, the Trust will continue to hold the
Contract despite any significant decline in the market price of the XYZ Common Stock or adverse changes in the financial condition of the Company. The Trust will not be managed like a typical closed-end investment company.

Absence of Trading History; Marketability; Possibility of the Exchangeable Securities Trading at a Discount from Net Asset Value

    The Exchangeable Securities have no trading history and it is not possible to predict how they will trade in the secondary market. The trading price of the Exchangeable Securities may vary considerably prior to the Exchange Date due to, among other things, fluctuations in trading prices of the XYZ Common Stock (which may occur due to changes in the Company's financial condition, results of operations or prospects, or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the XYZ Common Stock is traded and the market segment of which the Company is a part) and fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control.

    The Underwriter currently intends, but is not obligated, to make a market in the Exchangeable Securities. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the Holders of the Exchangeable Securities with liquidity of investment or that it will continue for the life of the Exchangeable Securities. Application will be made to list the Exchangeable Securities on the NYSE. There can be no assurance that such application will be accepted or that, if accepted, the Exchangeable Securities will not later be delisted or that trading in the Exchangeable Securities on the NYSE will not be suspended. In the event of a delisting or suspension of trading on such exchange, the Trust will apply for listing of the Exchangeable Securities on another national securities exchange or for quotation on another trading market. If the Exchangeable Securities are not listed or traded on any securities exchange or trading market, or if trading of the Exchangeable Securities is suspended, pricing information for the Exchangeable Securities may be more difficult to obtain, and the price and liquidity of the Exchangeable Securities may be adversely affected.

    The Trust is a newly created closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether the Exchangeable Securities will trade at, below or above their net asset value. The risk of purchasing investments that might trade at a discount is more pronounced for investors who wish to sell their investments in a relatively short period of time after completion of the Trust's initial public offering because for those investors realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. Exchangeable Securities are not subject to redemption.

Dilution Adjustments

    The number of shares of XYZ Common Stock (or amount of cash) that the Trust is entitled to receive pursuant to the Contract on the Business Day immediately preceding the Exchange Date or upon acceleration of the Contract is subject to adjustment for certain events arising from stock splits and combinations, stock dividends and certain other actions of the Company that modify its capital structure. See "Investment Objective and Policies--The Contract--Dilution Adjustments." Such number of shares of XYZ Common Stock (or amount of cash) to be received by the Trust will not be adjusted for other events, such as offerings of XYZ Common Stock for cash or in connection with acquisitions. In addition, principal stockholders of the Company (including the beneficial owners of the Contracting Stockholders) are not precluded from selling shares of XYZ Common Stock, either pursuant to Rule 144 under the Securities Act, or by causing the Company to register such shares. Neither the Company nor any stockholder of the Company has any obligation to consider the interests of the Holders of the Exchangeable Securities for any reason. Additional issuances or sales that may materially and adversely affect the price of the XYZ Common Stock and, because of the relationship of the amount to be received pursuant to the Contract to the price of the XYZ Common Stock, such other events may materially and adversely affect the trading price of the Exchangeable Securities. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of, or that principal stockholders (including the Contracting Stockholder) will not sell any, XYZ Common Stock in the future, or as to the amount of any such offerings or sales.

Limited Term

    The term of the Trust will expire on or shortly after the Exchange Date, unless the Trust is dissolved earlier under certain limited circumstances. On or shortly after the Exchange Date, the Trust will distribute the shares of XYZ Common Stock or cash received by the Trust pursuant to the Contract and other net assets held by the Trust pro rata to Holders and dissolve shortly thereafter. In the event that a Reorganization Event shall have occurred, the Contracting Stockholder shall have exercised its option to accelerate the Contract upon the occurrence of a Tax Event or a Default shall have occurred, the Trust's assets (other than assets received pursuant to the Contract) would, after satisfaction of the liabilities of the Trust as provided by applicable law, be liquidated, the net assets of the Trust would be distributed pro rata to Holders and the term of the Trust would expire.

Non-Diversified Portfolio


    The Trust's assets  will consist almost entirely of  the Contract and the
U.S. Treasury  Securities.   As a  result, investments  in the  Trust may  be
subject to greater risk than would be the case for a company with a diversified portfolio of investments.


Comparison to Other Equity Securities; Relationship to XYZ Common Stock

    The terms of the Exchangeable Securities are similar to those of ordinary equity securities in that the value of the XYZ Common Stock is not fixed. The amount of XYZ Common Stock (or, pursuant to the right of the Contracting Stockholder, the amount of cash) that a Holder of Exchangeable Securities will receive on the Exchange Date or any earlier date is based on the Exchange Price of the XYZ Common Stock (see "Investment Objective and Policies--General" and "--The Contract"). There can be no assurance that such amount receivable by the Holder on the Exchange Date will be equal to or greater than the issue price paid for the Exchangeable Securities. If the Exchange Price of the XYZ Common Stock is less than the Initial Price, such amount receivable on the Exchange Date will be less than the issue price paid for the Exchangeable Securities, in which case an investment in Exchangeable Securities will result in a loss. Accordingly, a holder of Exchangeable Securities assumes the risk that the market value of the XYZ Common Stock may decline, and that such decline could be substantial. Reference is made to the accompanying prospectus of the Company, including the information under the caption "Risk Factors" therein.

    The trading prices of the Exchangeable Securities in the secondary market will be affected by the trading prices of the XYZ Common Stock in the secondary market. It is impossible to predict whether the price of XYZ Common Stock will rise or fall. Trading prices of XYZ Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions that can affect the capital markets generally, including the level of, and fluctuations in, the trading prices of stocks generally and sales of substantial amounts of XYZ Common Stock in the market subsequent to the offering of the Exchangeable Securities or the perception that such sales could occur.

Limitations on Opportunity for Equity Appreciation; Potential Losses

    The opportunity for equity appreciation afforded by an investment in the Exchangeable Securities is less than the opportunity for equity appreciation afforded by a direct investment in the XYZ Common Stock because the amount receivable by a Holder of a Exchangeable Securities on the Exchange Date will exceed the issue price of such Exchangeable Securities only if the Exchange Price of the XYZ Common Stock exceeds the Threshold Appreciation Price (which represents an appreciation of % over the Initial Price). Moreover, each Exchangeable Security will entitle the Holder to receive on the Exchange Date
only        % (the  percentage equal  to  the Initial  Price divided  by  the
Threshold Appreciation Price) of any appreciation of the value of XYZ Common Stock above the Threshold Appreciation Price. See "Investment Objective and Policies--The Contract." Because the price of the XYZ Common Stock is subject to market fluctuations, the value of the XYZ Common Stock (or, pursuant to the right of the Contracting Stockholder, the amount of cash) received by the Trust on the Business Day immediately preceding the Exchange Date, determined as described herein, may be more or less than the issue price paid for the Exchangeable Securities.

No Stockholder Rights

    Holders of the Exchangeable Securities will not be entitled to any rights with respect to the XYZ Common Stock (including, without limitation, voting rights and rights to receive any dividends or other distributions in respect thereof) until such time, if any, as the Trust shall have delivered the XYZ Common Stock in exchange for Exchangeable Securities only on the Exchange Date or upon earlier dissolution of the Trust, and unless the applicable record date, if any, for the exercise of such right occurs after such delivery. For example, in the event that an amendment is proposed to the Certificate of Incorporation of the Company and the record date for determining the stockholders of record entitled to vote on such amendment occurs prior to such delivery, Holders of the Exchangeable Securities will not be entitled to vote on such amendment.

    The Contracting Stockholder is not responsible for the determination or calculation of the amount receivable by Holders of the Exchangeable Securities on the Exchange Date or upon earlier dissolution of the Trust.
The Contract between the Trust and the Contracting Stockholder is a commercial transaction and does not create any rights in, or for the benefit of, any third party, including any Holder of Exchangeable Securities.

Risk Relating to Bankruptcy of Contracting Stockholder


    The  Trust  believes that  the  Contract  will  constitute a
"securities contract" for purposes of the Bankruptcy Code, performance of which would not under Section 555 of the Bankruptcy Code be subject to the automatic stay provisions of the Bankruptcy Code in the event of
 bankruptcy  of  the Contracting Stockholder.   It is, however, possible
that the Contract will be determined not to qualify as a "securities contract" for this purpose (or that there will be a delay while the bankruptcy court considers such issue), in which case the bankruptcy of the Contracting Stockholder may cause a delay in settlement of the Contract with the Contracting Stockholder, or otherwise subject the Contract to the bankruptcy proceedings, which could adversely affect the time of exchange or, as a result, the amount received by the Holders in respect of the Exchangeable Securities.


Acceleration Upon Tax Event

    On August 5, 1997, the Taxpayer Relief Act of 1997 (the "Tax Act") was enacted into law. The Tax Act adds new Section 1259 to the Internal Revenue Code of 1986, as amended (the "Code"). In general, Section 1259 of the Code requires taxpayers (including corporations) to recognize gain (but not loss) upon entering into a "constructive sale" of any appreciated position in stock. For these purposes, a taxpayer is treated as making a "constructive sale" of an appreciated position in stock when the taxpayer (or a person related to the taxpayer) enters into a forward contract to deliver the stock. A "forward contract" is defined for these purposes as a contract to deliver a substantially fixed amount of property for a substantially fixed price.
Section 1259 of the Code generally applies to constructive sales entered into after June 8, 1997. The Contracting Stockholder does not believe that it will be considered to have made a constructive sale of any of its XYZ Common Stock as a result of having entered into the Contract. There can be no assurance, however, that future guidance will not be issued under Section 1259 of the Code which would indicate that the Contracting Stockholder has made a constructive sale of its shares of XYZ Common Stock as a result of having entered into the Contract. If future guidance is issued indicating that the Contracting Stockholder has made a constructive sale of its XYZ Common Stock as a result of having entered into the Contract, such guidance could result in a Tax Event. It cannot be predicted whether or not any future guidance will be issued under Section 1259 of the Code which could give rise to a Tax Event, nor can it be predicted whether the Contracting Stockholder will elect to cause a Tax Event by delivering the Tax Event Opinion to the Trust in the event that future guidance is issued under
Section 1259 of the Code which could give rise to a Tax Event.

Tax Matters

    Holders will experience a taxable event upon the exchange of Exchangeable Securities to the extent that the Contracting Stockholder elects to satisfy its obligations under the Contract with cash. Because of an absence of authority as to the proper character of any gain or loss resulting from such a taxable event, the ultimate tax consequences to Holders as a result of the Contracting Stockholder electing to satisfy its obligations under the Contract with cash is uncertain. Accordingly, prospective investors in the Exchangeable Securities should consult their own tax advisers in this regard. Investors should also consult their own tax advisers concerning the proper treatment of their pro rata share of the Trust's fees and expenses, and the application of the United States Federal income tax laws to their particular situations as well as any consequences of the purchase, ownership and disposition of the Exchangeable Securities arising under the laws of any other taxing jurisdiction. The tax consequences of investing in the Exchangeable Securities are described in greater detail under "Certain United States Federal Income Tax Considerations."

                  DESCRIPTION OF THE EXCHANGEABLE SECURITIES

    Each Exchangeable Security represents a proportionate share of beneficial interest in the Trust, and a total of 1,000,000 Exchangeable Securities will be issued in the Offering, assuming no exercise of the Underwriter's over-allotment option. Upon liquidation of the Trust, Holders are entitled to share pro rata in the net assets of the Trust available for distribution. Exchangeable Securities have no preemptive, redemption or conversion rights. The Exchangeable Securities, when issued and outstanding, will be fully paid and nonassessable.

    Holders are entitled to one vote for each Exchangeable Security held on all matters to be voted on by Holders and are not able to cumulate their votes in the election of Trustees. The Trust intends to hold annual meetings as required by the rules of the NYSE. The Holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding Exchangeable Securities, to remove a Trustee. The Trustees will call a meeting of Holders to vote on the removal of a Trustee upon the written request of the record Holders of 10% of the Exchangeable Securities or to vote on other matters upon the written request of the record Holders of 51% of the Exchangeable Securities (unless substantially the same matter was voted on during the preceding 12 months).

Book-Entry System

    The Exchangeable Securities will be issued in the form of one or more global securities (the "Global Securities") deposited with the Depositary and registered in the name of a nominee of the Depositary.

    The Depositary  has advised  the Trust and  the Underwriters as  follows:
The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Exchange Act. The Depositary was created to hold securities of persons who have accounts with the Depositary ("participants") and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

    Upon the issuance of a Global Security, the Depositary or its nominee will credit the respective Exchangeable Securities represented by such Global Security to the accounts of participants. The accounts to be credited shall be designated by the Underwriters. Ownership of beneficial interests in such Global Securities will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Securities will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depositary or its nominee for such Global Securities. Ownership of beneficial interests in such Global Securities by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of some jurisdictions require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

    So long as the Depositary for a Global Security, or its nominee, is the registered owner of such Global Security, such Depositary or such nominee, as the case may be, will be considered the sole owner or holder of the Exchangeable Securities. Except as set forth below, owners of beneficial interests in such Global Securities will not be entitled to have the Exchangeable Securities registered in their names and will not receive or be entitled to receive physical delivery of the Exchangeable Securities in definitive form and will not be considered the owners or Holders thereof.

    Payment of shares of XYZ Common Stock or amounts payable or other consideration deliverable on exchange of, and any quarterly distributions on, Exchangeable Securities registered in the name of or held by the Depositary or its nominee will be made to the Depositary or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the Trust, any Trustee, the Administrator, the Paying Agent or the Custodian for the Exchangeable Securities will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

    The Trust expects that the Depositary, upon receipt of any payment in respect of a Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in such Global Security as shown on the records of the Depositary. The Trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers registered in "street name," and will be the responsibility of such participants.


    A  Global  Security may  not  be transferred  except  as a  whole  by
the Depositary to a nominee or a successor of the Depositary.   If the
Depositary is at any time unwilling or unable to continue as depositary and a successor depositary is not appointed by the Trust within ninety days, the Trust will issue Exchangeable Securities in definitive registered form to holders in exchange for their beneficial interest in the Global Security representing such Exchangeable Securities. In addition, the Trust may at any time and in its sole discretion determine not to have any Exchangeable Securities represented by one or more Global Securities and, in such extent, will issue Exchangeable Securities in definitive form to holders in exchange for all their beneficial interests in any Global Securities
representing  the Exchangeable Securities.    Further,  if  the  Trust  so
specifies with respect to the Exchangeable Securities, an owner of a beneficial interest in a Global Security representing Exchangeable Securities may, on terms acceptable to the Trust and the Depositary for such Global Security, receive Exchangeable Securities in definitive
form.    In  any  such  instance, an  owner  of  a beneficial  interest  in a Global Security will be entitled to physical delivery in definitive form of Exchangeable Securities represented by such Global Security equal in number to that represented by such beneficial interest and to have such Exchangeable Securities registered in its name.


                                   TRUSTEES

    The Trustees of the Trust consist of three individuals, none of whom is an "interested person" of the Trust as defined in the Investment Company Act. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act.

    The Trustees of the Trust are:


                                                       Principal Occupation
Name, Age and Address                Title             During Past Five Years
---------------------                -----             ----------------------

Donald J. Puglisi, 52           Managing Trustee       Professor of Finance
  Department of Finance                                University of Delaware
  University of Delaware
  Newark, DE 19716

William R. Latham III, 53       Trustee                Professor of Economics
  Department of Economics                              University of Delaware
  University of Delaware
  Newark, DE 19716

James B. O'Neill, 58            Trustee                Professor of Economics
  Center for Economics                                 University of Delaware
  Education & Entrepreneurship
  University of Delaware
  Newark, DE 19716

Compensation of Trustees

    Each unaffiliated Trustee will be paid by the Contracting Stockholder, in respect of its annual fees and anticipated out-of-pocket expenses, a one-time, up-front fee of $10,800. The Trust's Managing Trustee will also receive an additional up-front fee of $3,600 for serving in that capacity. The Trustees will not receive, either directly or indirectly, any compensation, including any pension or retirement benefits from the Trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

                           MANAGEMENT ARRANGEMENTS

Portfolio Management and Administration

    The Trust will be internally managed and will not have an investment adviser. The Trust's portfolio will not be actively managed. The Trustees of the Trust will authorize the purchase of the Contract and the U.S. Treasury Securities as directed by the Declaration of Trust. It is a fundamental policy of the Trust that the Contract may not be disposed of during the term of the Trust and that, unless the Trust dissolves prior to the Exchange Date due to the occurrence of a Reorganization Event, in the event that the Contracting Stockholder exercises its option to accelerate the Contract upon the occurrence of a Tax Event or in the event of a Default by the Contracting Stockholder, the U.S. Treasury Securities may not be disposed of prior to their respective maturities.

    The Contracting Stockholder will pay all expenses incurred in the operation of the Trust, including, among other things, accounting services, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, if any, stock certificates and shareholder reports, charges of the Custodian (as defined below) and the Paying Agent (as defined below), expenses of registering the Exchangeable Securities under Federal and state securities laws, Commission fees, fees and expenses of Trustees, accounting costs, insurance, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Trust. See "--Estimated Expenses."

Administrator

    The day-to-day  affairs of the Trust will be managed by                 ,
as trust administrator pursuant to an Administration Agreement. Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) receive invoices for and pay, or cause to be paid, all expenses incurred by the Trust; (ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on Exchangeable Securities as described herein; (iv) cause the legal and other professional advisors engaged by it to prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents for the Trust, and keep all books and records, for the Trust; (v) at the direction of the Trustees, and upon being furnished with reasonable security and indemnity as the Administrator may require, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and (vi) make, or cause to be made, all necessary arrangements with respect to meetings of Trustees and any meetings of Holders of Exchangeable Securities. The Administrator will not, however, select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except in connection with an acceleration of the Contract as described under "Investment Objective and Policies--The Contract- -Reorganization Event Causing a Termination of the Trust," "--Acceleration Upon Tax Event" and "--Collateral Arrangements; Acceleration," or the settlement of the Contract on the Business Day immediately preceding the Exchange Date).

    The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days' prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

    Except for its roles as Administrator, Custodian, Paying Agent, Registrar and Transfer Agent of the Trust, and except for its role as
Collateral Agent under the Security and Pledge  Agreement,                has
no other affiliation with, and is not engaged in any other transactions with, the Trust.

    The address of the Administrator is                     .

Custodian

    The  Trust's custodian (the  "Custodian") is
pursuant to a custodian agreement (the "Custodian Agreement"). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. The Custodian will also act as Collateral Agent under the Security and Pledge Agreement and will hold a perfected security interest in the XYZ Common Stock or other assets consistent with the terms of the Contract pledged thereunder.

Paying Agent

    The transfer agent,  registrar and paying agent (the "Paying  Agent") for
the Exchangeable  Securities is                         pursuant to  a paying
agent agreement (the "Paying Agent Agreement"). In the event of any termination of the Paying Agent Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

Indemnification

    The Trust will indemnify each Trustee, the Administrator, the Paying Agent and the Custodian with respect to any claim, liability, loss which it may incur in acting as Trustee, Administrator, Paying Agent or Custodian, as the case may be, and any reasonable expense incurred in connection with any such claim, liability or loss (including the reasonable costs and expenses of the defense against any claim or liability) except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits such indemnification. Subject to the satisfaction of certain conditions, PaineWebber will reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Paying Agent or the Custodian, and PaineWebber will in turn be reimbursed by the Contracting Stockholder for all such reimbursements paid by it.

Estimated Expenses

    At the closing of the Offering, the Contracting Stockholder will pay to each of the Administrator, the Custodian and the Paying Agent, a one-time, up-front amount in respect of its fee and, in the case of the Administrator, certain anticipated ongoing expenses of the Trust over the term of the Trust. The anticipated Trust expenses to be borne by the Contracting Stockholder include, among other things, expenses for legal and independent accountants' services, costs of printing proxies, Exchangeable Securities certificates and Holder reports, and stock exchange fees. Organization costs of the Trust in
the amount of $        , and estimated costs of the  Trust in connection with
the initial registration  and public offering of the  Exchangeable Securities
in the  amount of  approximately $         will  be paid  by the  Contracting
Stockholder.

    The amount payable to the Administrator in respect of the anticipated ongoing expenses of the Trust was determined based on expense estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. PaineWebber will pay any unanticipated operating expenses of the Trust. PaineWebber will be reimbursed by the Contracting Stockholder for all fees and expenses of the Trust paid by it.

                         DIVIDENDS AND DISTRIBUTIONS


    The  Trust intends  to distribute  to Holders  on a  quarterly basis  the
proceeds  of  the U.S.  Treasury Securities  held  by the  Trust.   The first
distribution, in respect of the period from          , 1998 until      ,
1998 will be made  on                , 1998 to Holders of  record as of
    ,  1998,  and  will  equal  $                per  Exchangeable  Security.
Thereafter, distributions will be made  on          ,             ,
and            of  each year to Holders  of record as of  each              ,
            ,            and               , respectively.  Upon  dissolution
of the Trust as described in "Investment Objective and Policies--Trust Dissolution" each Holder will share pro rata in any remaining net assets of the Trust.


                               NET ASSET VALUE

    The net asset value of the Exchangeable Securities will be calculated by the Trust no less frequently than quarterly by dividing the value of the net assets of the Trust (the value of its assets less its liabilities) by the total number of Exchangeable Securities outstanding. The Trust's net asset value will be published semi-annually as part of the Trust's semi-annual report to Holders and at such other times as the Trustees may determine. The U.S. Treasury Securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trust under the direction of the Trustees. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable. The Contract will be valued at the mean of the bid prices received by the Administrator from at least three independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the Contract and with terms comparable thereto.

           CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

    Set forth in full below is the opinion of Brown & Wood LLP, counsel to the Trust, as to certain United States Federal income tax consequences of the purchase, ownership and disposition of the Exchangeable Securities. Such opinion is based upon laws, regulations, rulings and decisions now in effect, all of which are subject to change (including retroactive changes in effective dates) or possible differing interpretations. The discussion below deals only with Exchangeable Securities held as capital assets and does not purport to deal with persons in special tax situations, such as financial institutions, insurance companies, regulated investment companies, dealers in securities or currencies, tax-exempt entities, or persons holding Exchangeable Securities as a hedge against currency risks, as a position in a "straddle" or as a part of "hedging" or "conversion" transaction for tax purposes. It also does not deal with Holders of Exchangeable Securities other than original purchasers thereof (except where otherwise specifically noted herein). Moreover, the discussion below generally does not address the tax consequences of ownership of the XYZ Common Stock or Marketable Securities. The following discussion also does not address the tax consequences of investing in the Exchangeable Securities arising under the laws of any state, local or foreign jurisdiction. Persons considering the purchase of the Exchangeable Securities should consult their own tax advisors concerning the application of the United States Federal income tax laws to their particular situations as well as any consequences of the purchase, ownership and disposition of the Exchangeable Securities arising under the laws of any other taxing jurisdiction.

    As used herein, the term "U.S. Holder" means a beneficial owner of Exchangeable Securities that is for United States Federal income tax purposes
(i) a citizen or resident of the United States, (ii) a corporation, a partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, (iii) an estate the income in which is subject to United States Federal income taxation regardless of its source, or (iv) a trust if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more United States persons have the authority to control all substantial decisions of the trust. Notwithstanding the preceding sentence, to the extent provided in Treasury regulations, certain trusts in existence on August 20, 1996, and treated as United States persons prior to such date, that elect to continue to be treated as United States persons also will be a U.S. Holder. As used herein, the term "non-U.S. Holder" means a beneficial owner of Exchangeable Securities that is not a U.S. Holder. Unless otherwise specifically provided, the following opinion of Brown & Wood LLP assumes that on the Exchange Date Holders of the Exchangeable Securities will receive shares of XYZ Common Stock.

Classification of the Trust

    The Trust will be classified as a grantor trust under subpart E, Part I of subchapter J of the Internal Revenue Code of 1986, as amended (the "Code"). As such, Holders of the Exchangeable Securities will be treated for United States Federal income tax purposes as owners of a pro rata undivided interest in the Trust's assets which will consist of the U.S. Treasury Securities and the Contract. Accordingly, each Holder will be required to report on its United States Federal income tax return its pro rata share of the entire income on the Trust's assets in accordance with such Holder's regular method of tax accounting.

U.S. Holders

    As previously discussed, each U.S. Holder will be considered the owner of its pro rata portion of the U.S. Treasury Securities and the Contract held by the Trust. The cost to a U.S. Holder of its Exchangeable Securities will be allocated among such U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contract (in proportion to the relative fair market values thereof on the date on which the U.S. Holder acquires its Exchangeable Securities) in order to determine the U.S. Holder's initial tax basis in the U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contract. It is currently anticipated that % and % of the net proceeds of the offering will be used by the Trust to purchase the U.S. Treasury Securities and as payments under the Contract, respectively.

    The U.S. Treasury Securities held by the Trust will be treated for United States Federal income tax purposes as having original issue discount which will accrue over the term of the U.S. Treasury Securities. In general, a U.S. Holder will be treated as having purchased each U.S. Treasury Security held by the Trust with original issue discount in an amount equal to the excess of the U.S. Holder's pro rata portion of the amount payable on such U.S. Treasury Security over the Holder's initial tax basis therefor as discussed above. A U.S. Holder (whether on the cash or accrual method of tax accounting) will be required to include such original issue discount in income  for United  States  Federal  income tax  purposes  as it  accrues  in accordance with a constant yield method. Because it is expected that 20% or more of the holders of Exchangeable Securities will be accrual basis taxpayers, original issue discount on any short-term U.S. Treasury Securities (i.e., any U.S. Treasury Security with a maturity of one year or less from the date it is purchased by the Trust) held by the Trust will also be currently includable in income by U.S. Holders as it accrues on a straight-line basis (unless a U.S. Holder elects to accrue such original issue discount on a constant yield basis). A U.S. Holder's tax basis in its pro rata portion of a U.S. Treasury Security will be increased by the amount of any original issue discount included in income by the U.S. Holder with respect to such U.S. Treasury Security (as described above). A U.S. Holder will also be required to recognize capital gain or loss with respect to such U.S. Holder's pro rata portion of the U.S. Treasury Securities upon an early dissolution of the Trust in an amount equal to the difference between the U.S. Holder's pro rata portion of the proceeds received by the Trust upon the sale thereof and the U.S. Holder's tax basis in its pro rata portion of the U.S. Treasury Securities. Such capital gain or loss would be long-term capital gain or loss if the Exchangeable Securities have been held by the U.S. Holder for more than one year.

    Each U.S. Holder will also be treated as having entered into a pro rata portion of the Contract. Under current law, a U.S. Holder should not be required to recognize any income, gain or loss with respect to the Contract until the earlier of the Exchange Date, a Tax Event Acceleration Date or the occurrence of a Reorganization Event or "Default". On the Exchange Date, a
Tax Event Acceleration Date or upon a "Default", if the Contracting Stockholder delivers XYZ Common Stock pursuant to the Contract in respect of a U.S. Holder's Exchangeable Securities, the U.S. Holder will generally not realize any taxable gain or loss upon the receipt of such XYZ Common Stock. However, a U.S. Holder will generally be required to recognize taxable gain or loss with respect to any cash received in lieu of fractional shares. The amount of such gain or loss recognized by a U.S. Holder will be equal to the difference, if any, between the amount of cash received by the U.S. Holder and the portion of the U.S. Holder's tax basis in the Contract that is allocable to the fractional shares. Any such taxable gain or loss will be treated as short-term capital gain or loss. A U.S. Holder will have an initial tax basis in any XYZ Common Stock received thereby on the Exchange Date, a Tax Event Acceleration Date or upon a "Default" in an amount equal to the U.S. Holder's tax basis in the Contract less the portion of such tax basis that is allocable to any fractional shares (as described above) and will realize taxable gain or loss with respect to any such XYZ Common Stock received thereby on the Exchange Date, a Tax Event Acceleration Date or upon a "Default" only upon the subsequent sale or disposition by the U.S. Holder of such XYZ Common Stock. In addition, a U.S. Holder's holding period for any XYZ Common Stock received by such U.S. Holder on the Exchange Date, a Tax Event Acceleration Date or upon a "Default" will begin on the Exchange Date or the day immediately following the Tax Event Acceleration Date or the day of acceleration, respectively, and will not include the period during which the U.S. Holder held the related Exchangeable Securities.

    Alternatively, if the Contracting Stockholder satisfies its obligation under the Contract in cash upon the Exchange Date, a U.S. Holder will recognize taxable gain or loss on the Business Day immediately preceding the Exchange Date or on the Tax Event Acceleration Date, respectively, with respect to the Contract in an amount equal to the difference, if any, between the total amount of cash received by such U.S. Holder in respect of XYZ
Common Stock and an amount equal to the U.S. Holder's tax basis in the Contract. It is uncertain whether such gain or loss would be treated as capital or ordinary gain or loss (although, in the case of a Tax Event, it would appear that the better view is that such gain or loss would be capital). If such gain or loss is properly treated as capital, then such gain or loss will be treated as long-term capital gain or loss if the Exchangeable Securities has been held by the U.S. Holder for more than one year as of the Business Day immediately preceding the Exchange Date or as of the Tax Event Acceleration Date, respectively. If such gain or loss is properly treated as ordinary gain or loss, it is possible that the deductibility of any loss by a U.S. Holder who is an individual could be subject to the limitations applicable to miscellaneous itemized deductions provided for under Section 67(a) of the Code. In general, Section 67(a) of the Code provides that an individual may only deduct miscellaneous itemized deductions for a particular taxable year to the extent that the aggregate amount of the individuals's miscellaneous itemized deductions for such taxable year exceed two percent of the individual's adjusted gross income for such taxable year (the miscellaneous itemized deductions and other itemized deductions allowable to high-income individuals, however, are generally subject to further limitations under Section 68 of the Code). Prospective investors in the Exchangeable Securities who are individuals should also be aware that miscellaneous itemized deductions are not allowable in computing the United States Federal alternative minimum tax imposed by Section 55 of the Code. Moreover, the proper treatment of any cash received by a U.S. Holder upon the occurrence of a Tax Event (other than cash representing shares of XYZ Common Stock) is uncertain. It is likely that a U.S. Holder should be required to recognize gain in an amount equal to such cash, but (as described above) it is uncertain whether such gain should be treated as capital gain or ordinary income. Prospective investors in the Exchangeable Securities are urged to consult their own tax advisors concerning the character of any gain or loss realized on the Exchange Date or on a Tax Event Acceleration Date with respect to the Contract in the event that the Contracting Stockholder elects to satisfy its obligations under the Contract in cash on the Exchange Date or upon the occurrence of a Tax Event, as well as the deductibility of any such loss.

    Upon the sale or other disposition of an Exchangeable Security prior to the Exchange Date, a U.S. Holder generally will be required to allocate the total amount realized by such U.S. Holder upon such sale or other disposition between the U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contract based upon their relative fair market values (as determined on the date of disposition). A U.S. Holder will generally be required to recognize taxable gain or loss with respect to each such component (i.e., the U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contract) in an amount equal to the difference, if any, between the amount realized with respect to each such component upon the sale or disposition of the Exchangeable Securities (as determined in the manner described above) and the U.S. Holder's adjusted tax basis in each such component. Any such gain or loss will generally be treated as long-term capital gain or loss if the U.S. Holder has held the Exchangeable Securities for more than one year at the time of disposition.

    The proper treatment of the payment by the Contracting Stockholder or PaineWebber of various costs and expenses associated with the organization and operation of the Trust is uncertain. It is possible that there will be no United States Federal income tax consequences to U.S. Holders as a result of any such payments. However, it is possible that the Internal Revenue Service ("IRS") could assert that any such payments constitute income to U.S. Holders. If the IRS were to prevail in treating such payments as income, then an individual U.S. Holder who itemizes deductions could possibly amortize and deduct over the term of the Trust (subject to any applicable limitations such as Section 67(a) of the Code) its pro rata portion of the one-time, up-front fees paid to the Administrator, the Custodian and the Paying Agent, and could possibly deduct (subject to any applicable limitations such as those in Section 67(a) of the Code) its pro rata portion of the other expenses described under "Management Arrangements--Estimated Expenses" incurred by the Trust resulting from its ongoing operations (including the fees payable to the Trustees) as such expenses are incurred. Brown & Wood LLP, counsel to the Trust, believes that a U.S. Holder's pro rata portion of the expenses directly incurred by a U.S. Holder in connection with the organization of the Trust, underwriting discounts and commissions and other offering expenses should be includable in the cost to the U.S. Holder of the Exchangeable Securities. However, there can be no assurance that the IRS will not take a contrary view. If the IRS were to prevail in treating such expenses as excludible from a U.S. Holder's cost of the Exchangeable Securities, such expenses would not be includable in the basis of the assets of the Trust and should instead, subject to the limitations provided for under Section 67(a) of the Code, be amortizable and deductible over the term of the Trust.

Possible Alternative Characterizations of the Contract

    Brown & Wood LLP, counsel to the Trust, believes the Contract should be treated for United States Federal income tax purposes as a prepaid forward contract for the purchase of a variable number of shares of XYZ Common Stock. The IRS could conceivably take the view that the Contract should be treated as a loan to the Contracting Stockholder in exchange for a contingent debt obligation of the Contracting Stockholder. If the IRS were to prevail in making such an assertion, a U.S. Holder might be required to include original issue discount in income over the term of the Exchangeable Securities based on the excess of the anticipated value of the XYZ Common Stock to be received in respect of the Contract over the amount paid for the Contract. In addition, a U.S. Holder would be required to include interest (rather than capital gain) in income on the Exchange Date in an amount equal to the excess, if any, of the value of the XYZ Common Stock received on the Exchange Date (or the proceeds from prior disposition of the Contract) over the aggregate of the basis of the Contract and any interest on the Contract previously included in income (or might be entitled to an ordinary deduction to the extent of interest previously included in income and not ultimately received). The IRS could also conceivably take the view that a U.S. Holder should simply include in income as interest the amount of cash actually received each year in respect of the Exchangeable Securities.

Miscellaneous Tax Matters

    Special tax rules may apply to persons holding Exchangeable Securities as part of a "synthetic security" or other integrated investment, or as part of a straddle, hedging transaction or other combination of offsetting positions. For instance, Section 1258 of the Code may possibly require certain U.S. Holders of the Exchangeable Securities who enter into hedging transactions or offsetting positions with respect to the Exchangeable Securities to treat all or a portion of any gain realized on the Exchangeable Securities as ordinary income in instances where such gain may have otherwise been treated as capital gain. U.S. Holders hedging their positions with respect to the Exchangeable Securities or otherwise holding their Exchangeable Securities in a manner described above should consult their own tax advisors regarding the applicability of Section 1258 of the Code, or any other provision of the Code, to their investment in the Exchangeable Securities.

    If as a result of a Reorganization Event, cash, Marketable Securities, or a combination of cash and Marketable Securities is delivered pursuant to the Contract, U.S. Holders generally will be required to recognize taxable gain or loss in respect of any cash received, including cash received in lieu of fractional shares of Marketable Securities and, in some instances, in respect of any Marketable Securities received upon receipt thereof. Moreover, in some instances, U.S. Holders may be required to recognize at the time of a Reorganization Event taxable gain or loss in respect of the amount of cash (and, in some cases, Marketable Securities) which is fixed at the time of such Reorganization Event and is to be delivered pursuant to the Contract. It is uncertain whether any taxable gain or loss recognized by a U.S. Holder as a result of a Reorganization Event would be capital or ordinary. U.S. Holders are urged to consult their own tax advisors concerning the specific tax consequences of a Reorganization Event on their investment in a Exchangeable Securities.

The Taxpayer Relief Act of 1997

    On August 5, 1997, the Taxpayer Relief Act of 1997 (the "Tax Act") was enacted into law. The Tax Act adds new Section 1259 to the Code. In general, Section 1259 of the Code requires taxpayers (including corporations) to recognize gain (but not loss) upon entering into a "constructive sale" of any appreciated position in stock. For these purposes, a taxpayer is treated as making a "constructive sale" of an appreciated position in stock when the taxpayer (or a person related to the taxpayer) enters into a forward contract to deliver the stock. A "forward contract" is defined for these purposes as a contract to deliver a substantially fixed amount of property for a substantially fixed price. Section 1259 of the Code generally applies to constructive sales entered into after June 8, 1997. The Contracting Stockholder does not believe that it will be considered to have made a constructive sale of any of its XYZ Common Stock as a result of having entered into the Contract. There can be no assurance, however, that future guidance will not be issued under Section 1259 of the Code which would indicate that the Contracting Stockholder has made a constructive sale of its shares of XYZ Common Stock as a result of having entered into the Contract. If future guidance is issued indicating that the Contracting Stockholder has made a constructive sale of its XYZ Common Stock as a result of having entered into the Contract, such guidance could result in a Tax Event. It cannot be predicted whether or not any future guidance will be issued under
Section 1259 of the Code which could give rise to a Tax Event, nor can it be predicted whether the Contracting Stockholder will elect to cause a Tax Event by delivering the Tax Event Opinion to the Trust in the event that future guidance is issued under Section 1259 of the Code which could give rise to a Tax Event.

    The Tax Act of 1997 also reduces the maximum rates on long-term capital gains recognized on capital assets held by individual taxpayers for more than eighteen months as of the date of disposition (and would further reduce the maximum rates on such gains in the year 2001 and thereafter for certain individual taxpayers who meet specified conditions). Prospective investors should consult their own tax advisors concerning these tax law changes.

Non-U.S. Holders

    Subject to the discussion below concerning income that is effectively connected with a trade or business conducted by a non-U.S. Holder in the United States, payments of interest (including original issue discount) made with respect to the U.S. Treasury Securities will not be subject to United States withholding tax, provided that such non-U.S. Holder complies with applicable certification requirements. In general, for a non-U.S. Holder to qualify for this exemption from taxation, the last United States payor in the chain of payment prior to payment to a non-U.S. Holder (the "Withholding Agent") must have received in the year in which a payment of interest or principal occurs, or in either of the two preceding calendar years, a statement that (i) is signed by the beneficial owner of the U.S. Treasury Securities under penalties of perjury, (ii) certifies that such owner is not a U.S. Holder and (iii) provides the name and address of the beneficial owner. The statement may be made on an IRS Form W-8 or a substantially similar form, and the beneficial owner must inform the Withholding Agent of any change in the information on the statement within 30 days of such change. If Exchangeable Securities are held through a securities clearing organization or certain other financial institutions, the organization or institution may provide a signed statement to the Withholding Agent. However, in such case, the signed statement must be accompanied by a copy of the IRS Form W-8 or the substitute form provided by the beneficial owner to the organization or institution.

    Any capital gain realized in respect of Exchangeable Securities by a non-U.S. Holder will generally not be subject to United States Federal income tax if (i) such gain in not effectively connected with a United States trade or business of such non-U.S. Holder and (ii) in the case of an individual non-U.S. Holder, such individual is not present in the United States for 183 days or more in the taxable year of the sale or other disposition, or the gain is not attributable to a fixed place of business maintained by such individual in the United States and such individual does not have a "tax home" (as defined for United States Federal income tax purposes) in the United States.

    If any interest or gain realized by a non-U.S. Holder is effectively connected with the non-U.S. Holder's conduct of a trade or business in the United States, such interest or gain will be subject to regular United States Federal income tax in the same manner as if the non-U.S. Holder were a U.S. Holder. In addition, in such event, if such non-U.S. Holder is a foreign corporation, such interest or gain may be included in the earnings and profits of such non-U.S. Holder in determining such non-U.S. Holder's United States branch profits tax liability.

Backup Withholding and Information Reporting

    A beneficial owner of Exchangeable Securities may be subject to information reporting and to backup withholding at a rate of 31 percent of certain amounts paid to the beneficial owner unless such beneficial owner provides proof of an applicable exemption or a correct taxpayer identification number, and otherwise complies with applicable requirements of the backup withholding rules.

    Any amounts withheld under the backup withholding rules from a payment to a beneficial owner would be allowed as a refund or a credit against such beneficial owner's United States Federal income tax provided the required information is furnished to the IRS.

New Withholding Regulations

    On October 6, 1997, the Treasury Department issued new regulations (the "New Regulations") which make certain modifications to the withholding, backup withholding and information reporting rules described above. The New Regulations attempt to unify certification requirements and modify reliance standards. The New Regulations will generally be effective for payments made after December 31, 1998, subject to certain transition rules. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

    PROSPECTIVE INVESTORS IN THE EXCHANGEABLE SECURITIES SHOULD BE AWARE THAT THERE IS NO AUTHORITY DIRECTLY ADDRESSING THE PROPER UNITED STATES FEDERAL INCOME TAX TREATMENT OF THE EXCHANGEABLE SECURITIES OR SECURITIES WITH TERMS SUBSTANTIALLY THE SAME AS THE EXCHANGEABLE SECURITIES, AND THAT NO RULING HAS BEEN REQUESTED FROM THE IRS WITH RESPECT TO THE EXCHANGEABLE SECURITIES. ACCORDINGLY, THERE CAN BE NO ASSURANCE THAT THE IRS WILL AGREE WITH THE FOREGOING DISCUSSION AND THAT THE IRS WILL NOT ASSERT A CONTRARY POSITION AS TO THE PROPER UNITED STATES FEDERAL INCOME TAX TREATMENT OF THE EXCHANGEABLE SECURITIES WHICH MIGHT CAUSE THE CHARACTER AND TIMING OF INCOME, GAIN OR LOSS RECOGNIZED WITH RESPECT TO A EXCHANGEABLE SECURITY TO DIFFER SIGNIFICANTLY FROM SUCH CHARACTER AND TIMING DISCUSSED ABOVE. PROSPECTIVE INVESTORS IN THE EXCHANGEABLE SECURITIES ARE THEREFORE URGED TO CONSULT WITH THEIR OWN TAX ADVISERS PRIOR TO MAKING AN INVESTMENT IN THE EXCHANGEABLE SECURITIES.

                                 UNDERWRITING


    Subject  to the  terms and conditions  set forth in  a purchase
agreement dated as of           , 1998 (the "Purchase Agreement"),
the Trust has agreed to sell to each of the underwriters named below (the "Representative"), and each of the Underwriters, for whom PaineWebber Incorporated is acting as representative, has severally agreed to purchase, the aggregate number of Exchangeable Securities set forth opposite its name below:


                                                              Number of
      Underwriter                                     Exchangeable Securities
      -----------                                     -----------------------

PaineWebber Incorporated  . . . . . . . . . . . .


                                                                    ---------

         Total  . . . . . . . . . . . . . . . . .                   1,000,000
                                                                 ____________
                                                                 ------------

    In the Purchase Agreement, the several Underwriters have agreed, respectively, subject to the terms and conditions set forth in the Purchase Agreement, to purchase all of the Exchangeable Securities being sold pursuant to the Purchase Agreement if any of the Exchangeable Securities are purchased. In the event of a failure to close, any funds debited from any investor's account maintained with an Underwriter will be credited to such account and any funds received by such Underwriter by check or money order from any investor will be returned to such investor by check.


    The Underwriters have each advised the Trust that they propose initially to offer the Exchangeable Securities to the public at the public offering price set forth on the cover page of this Prospectus. The Underwriters have also advised the Trust that they propose to offer Exchangeable Securities to certain dealers at the initial public offering price less a concession not in
excess of $        per Exchangeable  Security.  Such Underwriters may  allow,
and such  dealers may  reallow, a  discount not  in excess of  $          per
Exchangeable Security to certain other dealers. After the initial public offering, the public offering price, concession and discount may be changed. The sales load of $ per Exchangeable Security is equal to % of the initial public offering price. Investors must pay for any Exchangeable
Securities purchased in the initial public offering on or before            ,
1998.


    The Trust has granted the Underwriters an option, exercisable for 30 days from the date of this Prospectus to purchase up to an aggregate of additional Exchangeable Securities (subject to decrease by the number of Exchangeable Securities resulting from the split of the initial Exchangeable Securities described below) to cover over-allotments, if any, at the initial public offering price less the sales load. To the extent the Underwriters exercise such option, the Underwriters will have a firm commitment, subject to certain conditions, to purchase a number of additional Exchangeable Securities.

    Prior  to  the  Offering,  there  has  been  no  public  market  for  the
Exchangeable Securities.   Application will be made to  list the Exchangeable
Securities on the NYSE.

    The Company and its officers, directors and certain stockholders of the Company and the Contracting Stockholder have agreed not to offer, sell, contract to sell or otherwise dispose of, directly or indirectly, or file or cause to be filed a registration statement under the Securities Act with respect to, any shares of XYZ Common Stock, securities convertible into, exchangeable for or repayable with such shares or rights or warrants to acquire such shares, for a period of 90 days after the date of this Prospectus without the prior written consent of PaineWebber Incorporated, subject to certain exceptions.

    The Company and the Contracting Stockholder have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act or to contribute to payments the Underwriters may be required to make in respect thereof.

    In connection with the creation of the Trust, PW Exchangeable Securities Inc., an affiliate of PaineWebber Incorporated, has subscribed for and purchased one of the Exchangeable Securities for a purchase price of $100,000. Prior to the Offering, the initial Exchangeable Securities will be split into the smallest whole number of Exchangeable Securities that would result in the per Exchangeable Security amount recorded as capital, after effecting the split, not exceeding the public offering price per Exchangeable Security. Under the Contract, the Contracting Stockholder will be obligated to deliver to the Trust on the Business Day immediately preceding the Exchange Date a number of shares of XYZ Common Stock (or, pursuant to the right of the Contracting Stockholder, cash with an equal value) in respect of such Exchangeable Securities on the same terms as the Exchangeable Securities offered hereby.

    Until the distribution of the Exchangeable Securities is completed, rules of the Commission may limit the ability of the Underwriters and any selling group members to bid for and purchase the Exchangeable or shares of the XYZ Common Stock. As an exception to these rules, the Representative is permitted to engage in certain transactions that stabilize the price of the Exchangeable Securities or the XYZ Common Stock. Such transactions consist of bids or purchases for the purpose of pegging, fixing or maintaining the price of the Exchangeable Securities or the XYZ Common Stock.

    If  the  Underwriters   create  a  short  position  in  the  Exchangeable
Securities in connection with the Offering, i.e., if they sell more Exchangeable Securities than are set forth on the cover page of this Prospectus, the Representative may reduce that short position by purchasing Exchangeable Securities in the open market. The Representatives may also elect to reduce any short position by exercising all or part of the over-allotment option described above.

    The Representative may also impose a penalty bid on certain Underwriters and selling group members. This means that if the Representative purchases Exchangeable Securities in the open market to reduce the Underwriters' short position or to stabilize the price of the Exchangeable Securities, it may reclaim the amount of the selling concession from the Underwriters and any selling group members who sold those Exchangeable Securities as part of the Offering.

    In general, purchases of a security for the purpose of stabilization or to reduce a short position could cause the price of the security to be higher than it might be in the absence of such purchases. The imposition of a penalty bid might also have an effect on the price of a security to the extent that it were to discourage resales of the security.

    Neither the Trust nor any of the Underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the Exchangeable Securities or the XYZ Common Stock. In addition, neither the Trust nor any of the Underwriters makes any representation that the Representative will engage in such transactions or that such transactions, once commenced, will not be discontinued without notice.

    Certain  of  the  Underwriters   render  investment  banking  and   other
financial services to the Company from time to time.

                                LEGAL MATTERS

    Certain legal matters will be passed upon for the Trust and for the Underwriters by their counsel, Brown & Wood LLP, New York, New York. Certain matters of Delaware law will be passed upon for the Trust by Richards, Layton & Finger, Wilmington, Delaware.

                                   EXPERTS

    The  statement  of  assets,  liabilities  and  capital  included in  this
Prospectus has been audited by                                  , independent
auditors, as stated in their opinion appearing herein, and has been included in reliance upon such opinion given on the authority of said firm as experts in auditing and accounting.

                            ADDITIONAL INFORMATION

    The Trust has filed with the Commission, Washington D.C. 20549, a Registration Statement on Form N-2 under the Securities Act with respect to the Exchangeable Securities offered hereby. Further information concerning the Exchangeable Securities and the Trust may be found in the Registration Statement, of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission. The Commission maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, such as the Trust, that file electronically with the Commission.

                         INDEPENDENT AUDITORS' REPORT

To  the Board  of Trustees  and Shareholders  of XYZ  Exchangeable Securities
Trust:


We have audited the accompanying statement of assets, liabilities and capital of XYZ Exchangeable Securities Trust as of
 , 1998. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets, liabilities and capital. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.


In our opinion, the statement of assets, liabilities and capital referred to above presents fairly, in all material respects, the financial
position of XYZ  Exchangeable Securities  Trust, as of                  ,
1998, in conformity with generally accepted accounting principles.


New York, New York
              ,    1998

                 STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                                                    , 1998


ASSETS

Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $100,000
Deferred organization and offering costs (Note 1) . . . . . . . . . _________

    Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . $________

LIABILITIES

Deferred organization and offering costs payable (Note 1) . . . . . $________

NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . $________

CAPITAL

Exchangeable Securities, par value $.10 per share;
               shares authorized;
1 share issued and outstanding (Note 3) . . . . . . . . . . . . . . $________

Paid-in Capital in excess of par  . . . . . . . . . . . . . . . . .  ________

    Total Capital-Equivalent of $
      net asset value per share of
      Exchangeable Securities (Note 1)  . . . . . . . . . . . . . . $________



(1) The Trust was created as a Delaware business trust on October 24, 1997 and has had no operations other than matters relating
        to its organization  and   registration  as  a  non-diversified,
        closed-end management investment company under the Investment Company Act of 1940, as amended. Costs incurred in connection with the organization of the Trust and ongoing administrative expenses will be paid by the Contracting Stockholder.

(2) Offering expenses will be payable upon completion of the Offering and will also be paid by the Contracting Stockholder.

(3) On ______________, 1998, the Trust issued one of the Exchangeable Securities to PW Exchangeable Securities Inc., an affiliate of PaineWebber Incorporated, in consideration for a purchase price of $100,000.


        The Declaration of Trust provides that prior to the Offering, the Trust will split the outstanding Exchangeable Securities to be effected on the date that the price and underwriting discount of the Exchangeable Securities being offered to the public is determined, but prior to the sale of the Exchangeable Securities to the Under-writer. The one outstanding Exchangeable Securities will be split into the smallest whole number of Exchangeable Securities that would result in the per Exchangeable Security amount recorded as capital, after effecting the split, not exceeding the public offering price per Exchangeable Security, net of the underwriting discount per Exchangeable Security.


--------------------------------------------------    --------------------------------------------------
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
  No dealer, salesperson or  other individual has
been  authorized to  give any  information or  to
make   any  representations   other  than   those
contained in this  Prospectus in connection  with
the offering  described herein  and, if  given or
made,  such information  or representations  must
not be relied  upon as having been  authorized by                  1,000,000 Exchangeable
the Trust or  the Underwriters.  This  Prospectus                        Securities
does  not  constitute  an   offer  to  sell,   or
solicitation  of   an  offer   to  buy,   of  any
securities other than those specifically  offered
hereby, or  of any securities  offered hereby, in
any  jurisdiction to  any person  to  whom it  is
unlawful to make an offer or solicitation in such
jurisdiction.    Neither  the  delivery  of  this
Prospectus  nor  any sale  made  hereunder shall,
under  any circumstances, create  any implication                XYZ Exchangeable Securities
that there  has been no  change in the  facts set                           Trust
forth in this Prospectus or in the affairs of the
Trust since the date hereof or since the dates as
of which information is set forth herein.  In the
event that any such change shall occur during the
period in which applicable law requires  delivery
of  this  Prospectus,  this  Prospectus  will  be
amended or supplemented accordingly.                                ____________________
                  ______________

                TABLE OF CONTENTS                                        PROSPECTUS
                                             Page
Prospectus Summary  . . . . . . . . . . . . .                       ____________________
Fee Table . . . . . . . . . . . . . . . . . .
The Trust . . . . . . . . . . . . . . . . . .
Use of Proceeds . . . . . . . . . . . . . . .
Investment Objective and Policies . . . . . .
Investment Restrictions . . . . . . . . . . .
Risk Factors  . . . . . . . . . . . . . . . .                     PaineWebber Incorporated
Description of the Exchangeable Securities  .
Trustees  . . . . . . . . . . . . . . . . . .
Management Arrangements . . . . . . . . . . .
Dividends and Distributions . . . . . . . . .
Net Asset Value . . . . . . . . . . . . . . .
Certain United States Federal Income
  Tax Considerations  . . . . . . . . . . . .
Underwriting  . . . . . . . . . . . . . . . .
Legal Matters . . . . . . . . . . . . . . . .                                     , 1998
Experts . . . . . . . . . . . . . . . . . . .
Additional Information  . . . . . . . . . . .
Independent Auditors' Report  . . . . . . . .
Statement of Assets, Liabilities and Capital.

     Prospectus relating to Common Stock
                of XYZ Company

                --------------

     Until              , 1998 (25 days after the
commencement  of   the   offering),  all  dealers
effecting   transactions   in  the   Exchangeable
Securities, whether or not  participating in this
distribution,  may  be   required  to  deliver  a
Prospectus.    This  delivery  requirement  is in
addition to the  obligatoin of dealers to deliver
a Prospectus when acting as underwriters and with
respect    to    their    unsold   allotments  or
subscriptions.

--------------------------------------------------    --------------------------------------------------
--------------------------------------------------    --------------------------------------------------


THE  FOLLOWING  PROSPECTUS OF  XYZ  COMPANY  IS  ATTACHED AND  DELIVERED  FOR
CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF XYZ COMPANY DOES NOT CONSTITUTE A PART OF THE FOREGOING PROSPECTUS OF XYZ EXCHANGEABLE SECURITIES TRUST, NOR IS IT INCORPORATED BY REFERENCE THEREIN.


                           (XYZ Company Prospectus)


                                    PART C

                              OTHER INFORMATION


Item 24.     Financial Statements and Exhibits


    1.  Financial Statements
        Independent Auditors' Report
        Statement of Assets, Liabilities and Capital  as of            ,
        1998

    2.  Exhibits
        (a)(1)   Trust Agreement//*
           (2)   Form of Amended and Restated Trust Agreement**
           (3)   Certificate of Trust//*
        (b)      Not applicable
        (c)      Not applicable
        (d)(1) Form of Specimen certificate for Exchangeable Securities (included in Exhibit 2(a)(2))**
           (2) Portions of the Declaration of Trust of the Registrant defining the rights of Holders of Exchangeable Securities (included in Exhibit 2(a)(2))**
        (e)      Not applicable
        (f)      Not applicable
        (g)      Not applicable
        (h)(1)   Form of Purchase Agreement**
           (2)   Form of Registration Agreement**
           (3)   PaineWebber Incorporated Standard Dealer Agreement**
        (i)      Not applicable
        (j)      Form of Custodian Agreement**
        (k)(1)   Form  of   Paying  Agent,  Registrar   and  Transfer   Agent
                 Agreement**
           (2)   Form of Administration Agreement**
           (3)   Form of Forward Purchase Contract**
           (4)   Form of Security and Pledge Agreement**
           (5)   Form of Fund Expense Agreement**
           (6)   Form of Fund Indemnity Agreement**
        (l)      Opinion  and  Consent  of  Brown & Wood LLP, counsel  to the
                 Trust**
        (m)      Not applicable
        (n)(1)   Tax Opinion and Consent of Brown & Wood LLP, Counsel  to the
                 Trust**
           (2)   Consent of ______, independent auditors for the Trust**
        (o)      Not applicable
        (p)      Form of Subscription Agreement**
        (q)      Not applicable
        (r)      Financial Data Schedule**
___________________
//

*   Previously filed.

** To be filed by amendment.


Item 25.     Marketing Arrangements

    See Exhibits (h)(1), (h)(2) and (h)(3) to this Registration Statement.


Item 26.     Other Expenses of Issuance and Distribution

    The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:


SEC Registration fees                                                $      *
New York Stock Exchange listing fee                                         *
Printing (other than certificates)                                          *
Engraving and printing certificates                                         *
Fees  and expenses of qualification under  state securities  laws
 (including fees of counsel)                                                *
Accounting fees and expenses                                                *
Legal fees and expenses                                                     *
NASD fees                                                                   *
Miscellaneous                                                               *
                                                                     --------
    Total                                                            $      *
                                                                     --------
_______________

*  To be furnished by amendment.


Item 27.     Person Controlled by or under Common Control with Registrant

    The Trust will be internally managed and will not have an investment adviser. The information in the Prospectus under the caption "Management Arrangements" is incorporated herein by reference.


Item 28.     Number of Holders of Securities

    There will be one record holder of the Exchangeable Securities as of the effective date of this Registration Statement.


Item 29.     Indemnification


    Pursuant to the Amended and Restated Trust Agreement, the Trust will agree to indemnify, to the fullest extent permitted by law, the Trustees with respect to any claim, liability or loss arising out of or in connection with such Trustee's acting as Trustee of the Trust. Pursuant to the Purchase Agreement, the Contracting Stockholder will agree to indemnify the Underwriters and the Trust against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act"), or to contribute to payments the Underwriters and the Trust may be required to make in respect thereof. Pursuant to the Registration Agreement, the underlying issuer of the Common Stock will agree to indemnify the Underwrtiers and the Trust against certain liabilities, including liabilities under the Securities Act, arising from the registration of the Common Stock of said issuer.

    Insofar as indemnification for  liabilities arising under the
Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised
that in the opinion of  the   Securities  and   Exchange  Commission   (the
"Commission")   such indemnification is against public policy as expressed
in the Securities Act and is, therefore,  unenforceable.   In the  event
that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has
been settled by controlling precedent,  submit to  a   court  of
appropriate  jurisdiction   the  question   whether  such indemnification by
it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 30.     Business and Other Connections of Investment Adviser

    The Trust is internally managed and does not have an investment adviser.


Item 31.     Location of Accounts and Records

    All accounts,  books and  other documents  required to  be maintained  by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant (850 Library Avenue, Suite 204, Newark, Delaware 19715), its custodian (
                       ) and its paying agent (                            ).


Item 32.     Management Services

    Not applicable.


Item 33.     Undertakings

    (a) The Registrant hereby undertakes to suspend the offering of the shares covered hereby until it amends its prospectuses contained herein if
(1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (2) the net asset value per share increases to an amount greater than its net proceeds as stated in the prospectuses contained herein.

    (b) The Registrant hereby undertakes that (i) for purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectuses filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware on the 10th day of March, 1998.

                                      XYZ EXCHANGEABLE SECURITIES TRUST


                                      By:
                                          ____________________________________
                                               Donald J. Puglisi
                                               Managing Trustee


    Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.


        Name                     Title                   Date
        ----                      -----                  ----


                              Managing Trustee          March 10, 1998
_____________________
    Donald J. Puglisi



  William R. Latham III*         Trustee
_________________________
   William R. Latham III


    James B. O'Neill*            Trustee
_________________________
    James B. O'Neill

     *By                                                March 10, 1998
        -----------------------------------
        Donald J. Puglisi, Attorney-in-fact


                                EXHIBIT INDEX


    Exhibit      Description
        (a)(1)   Trust Agreement//*
           (2)   Form of Amended and Restated Trust Agreement**
           (3)   Certificate of Trust//*
        (b)      Not applicable
        (c)      Not applicable
        (d)(1)   Form  of  Specimen certificate  for Exchangeable  Securities
                 (included in Exhibit 2(a)(2))**
           (2)   Portions  of  the  Declaration  of Trust  of  the Registrant
                 defining the  rights of  Holders of  Exchangeable Securities
                 (included in Exhibit 2(a)(2))**
        (e)      Not applicable
        (f)      Not applicable
        (g)      Not applicable
        (h)(1)   Form of Purchase Agreement**
           (2)   Form of Registration Agreement**
           (3)   PaineWebber Incorporated Standard Dealer Agreement**
        (i)      Not applicable
        (j)      Form of Custodian Agreement**
        (k)(1)   Form  of  Paying  Agent,   Registrar  and   Transfer   Agent
                 Agreement**
           (2)   Form of Administration Agreement**
           (3)   Form of Forward Purchase Contract**
           (4)   Form of Security and Pledge Agreement**
           (5)   Form of Fund Expense Agreement**
           (6)   Form of Fund Indemnity Agreement**
        (l)      Opinion  and  Consent  of  Brown & Wood LLP, counsel  to the
                 Trust**
        (m)      Not applicable
        (n)(1)   Tax Opinion and Consent of Brown & Wood LLP, Counsel  to the
                 Trust**
           (2)   Consent of __________, independent auditors for the Trust**
        (o)      Not applicable
        (p)      Form of Subscription Agreement**
        (q)      Not applicable
        (r)      Financial Data Schedule**
___________________
//

*   Previously filed.

** To be filed by amendment.